Schedule of Investments (unaudited) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 8.5%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.83%, 04/25/36(a)	USD	190	$98,244
ACE Securities Corp. Home Equity Loan Trust(a):
Series 2003-OP1, Class A2, (LIBOR USD 1 Month + 0.72%), 3.21%, 12/25/33		122	119,183
Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.62%, 05/25/37		99	27,667
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.89%, 07/15/26(a)(b)		217	216,822
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57		374	383,668
Series 2018-A, Class A, 3.85%, 04/25/58(c)		363	349,589
Series 2018-A, Class B, 0.00%, 04/25/58(c)		91	49,878
Series 2018-B, Class A, 3.75%, 02/26/57(c)		359	358,468
Series 2018-B, Class B, 0.00%, 02/26/57(c)		124	34,669
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		394	388,151
Series 2018-D, Class B, 0.00%, 08/25/58(c)(d)		110	61,709
Series 2018-E, Class A, 4.38%, 06/25/58(d)		219	220,303
Series 2018-E, Class B, 5.25%, 06/25/58(d)		100	98,141
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		99	28,570
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		760	763,984
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		111	109,244
Series 2018-F, Class C, 0.00%, 11/25/58(c)		253	119,127
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		735	732,136
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		103	100,682
Series 2018-G, Class C, 5.25%, 06/25/57		227	217,573
Series 2019-A, Class A, 3.75%, 08/25/57(d)		740	738,461
Series 2019-A, Class B, 5.25%, 08/25/57(d)		100	97,962
Series 2019-A, Class C, 0.00%, 08/25/57		190	146,808
Series 2019-B, Class A, 3.75%, 01/25/59(d)		1,200	1,197,231
Series 2019-B, Class B, 5.25%, 01/25/59(d)		117	114,617
Series 2019-B, Class C, 0.00%, 01/25/59		300	240,478
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.84%, 10/21/28(a)(b)		500	498,678
Allegro CLO V Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.24%), 4.02%, 10/16/30(a)(b)		250	249,713
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.69%, 10/18/27		290	288,796
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 4.03%, 10/18/27		250	245,545
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 4.43%, 10/18/27		250	244,793
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.67%, 04/16/27(a)(b)		250	249,487
ALM XVI Ltd., Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 4.29%, 07/15/27(a)(b)		255	252,914
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/36(b)		185	189,166

Security		Par (000)	Value

Asset-Backed Securities (continued)
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.59%, 10/15/28(a)(b)	USD	100	$100,338
Anchorage Capital CLO 1 Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.79%, 04/13/31(a)(b)		310	305,630
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.81%, 01/28/31		250	248,268
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.61%, 01/28/31		250	241,100
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 4.24%, 01/15/30		500	492,397
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.64%, 01/15/30		250	242,430
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 4.06%, 07/15/30(a)(b)		250	250,170
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.75%, 10/15/27(a)(b)		750	747,555
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 4.05%, 10/13/30(a)(b)		250	249,003
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.87%, 04/15/31(a)(b)		500	494,149
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.77%, 04/20/31(a)(b)		500	492,553
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 12/15/27(a)(b)		130	129,460
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.18%, 09/15/26		130	131,008
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 08/15/27		250	248,785
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, (LIBOR USD 3 Month + 2.80%), 5.40%, 12/05/25(a)(b)		250	249,708
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.96%, 10/15/30(a)(b)		250	248,475
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.97%, 05/25/35(a)		54	47,665
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.75%, 07/17/26(a)(b)		194	193,929
Avery Point VI CLO Ltd., Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.23%, 08/05/27(a)(b)		250	247,702
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		22	21,578
Series 2015-2, Class A, 3.34%, 11/15/48		50	49,524
Babson CLO Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/20/30(a)(b)		260	258,522
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(d)		300	185,392

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 05/28/39	USD	133	$115,591
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 02/28/40		176	169,892
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 12/28/40		73	68,515
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30		40	13,190
Series 2000-A, Class A3, 7.83%, 06/15/30		37	12,661
Series 2000-A, Class A4, 8.29%, 06/15/30		63	23,028
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.89%, 12/15/35(a)(b)		200	200,533
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.66%, 05/25/35		82	86,177
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.63%, 03/25/37		52	53,504
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.84%, 04/25/37		198	166,434
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.69%, 01/25/36(a)		6	5,853
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 4.02%, 10/18/29(a)(b)		250	250,245
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.94%, 10/22/30(a)(b)		500	496,746
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, (LIBOR USD 3 Month + 1.45%), 4.21%, 01/20/29(a)(b)		300	300,172
Carrington Mortgage Loan Trust(a):
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%, 12.50% Cap), 2.61%, 10/25/36		68	51,134
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%, 12.50% Cap), 2.65%, 10/25/36		136	102,549
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%, 12.50% Cap), 2.57%, 03/25/35		23	17,145
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%, 12.50% Cap), 2.65%, 10/25/36		85	79,429
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%, 14.50% Cap), 2.71%, 10/25/36		100	68,128
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 4.01%, 07/20/30(a)(b)		250	248,915
C-BASS Trust:
Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36(a)		60	45,789
Series 2007-CB1, Class AF4, 3.57%, 01/25/37(e)		72	31,728
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.35%, 06/09/30(a)(b)		250	248,687
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.85%, 10/20/28(a)(b)		430	427,897
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 4.02%, 10/17/30(a)(b)		510	509,009

Security		Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.99%, 10/18/30	USD	230		$229,122
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.90%, 10/17/30		540		538,057
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.12%, 06/25/37(e)		100		93,918
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.69%, 05/25/37		251		182,745
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/37		114		83,688
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.81%, 11/25/36(a)		100		85,757
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		54		53,532
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		35		35,064
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		111		95,715
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		46		31,891
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		33		22,172
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%, 15.00% Cap), 4.98%, 11/15/32(a)		74		74,006
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		57		25,570
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		152		67,060
Series 2000-5, Class A7, 8.20%, 05/01/31		147		85,899
Countrywide Asset-Backed Certificates(a):
Series 2003-BC3, Class A2, (LIBOR USD 1 Month + 0.62%), 3.11%, 09/25/33		112		109,797
Series 2006-S10, Class A3, (LIBOR USD 1 Month + 0.32%), 2.81%, 10/25/36		37		35,837
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.71%, 12/25/25		2		2,245
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.44%, 12/25/36(e)		15		13,522
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		100		100,116
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		86		13,318
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.83%, 07/25/37(a)(b)		57		38,315
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.80%, 05/25/46(a)(b)		44		37,995
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 5.69%, 05/25/36(d)		139		135,014
Series 2005-16, Class 2AF3, 5.67%, 05/25/36(d)		29		28,829
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.65%, 09/25/46(a)		9		8,907
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%, 16.00% Cap), 2.76%, 03/15/34(a)		26		24,272
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, (LIBOR USD 1 Month + 0.90%), 3.39%, 10/25/34(a)		113		113,233
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		–	(f)	136
Series 2006-S5, Class A5, 6.16%, 06/25/35		15		16,350

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%, 16.00% Cap), 2.78%, 12/15/33	USD	21	$19,277
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%, 16.00% Cap), 2.68%, 05/15/35(c)		11	10,660
Series 2006-RES, Class 5F1A, (LIBOR USD 1 Month + 0.24%, 16.00% Cap), 2.73%, 12/15/35		122	120,107
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%, 16.00% Cap), 2.67%, 05/15/35		20	19,513
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%, 16.00% Cap), 2.67%, 05/15/36		123	118,714
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%, 16.00% Cap), 2.64%, 11/15/36		72	59,109
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		212	220,251
Dorchester Park CLO Ltd., Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 4.21%, 04/20/28(a)(b)		250	247,255
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.91%, 01/15/31(a)(b)		800	792,412
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.69%, 10/15/27(a)(b)		250	248,877
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.54%, 10/25/34		33	29,179
Series 2006-FF16, Class 2A3, (LIBOR USD 1 Month + 0.14%), 2.63%, 12/25/36		750	432,621
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 2.64%, 12/25/36		629	545,463
Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.89%, 01/25/36		100	56,297
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.68%, 04/15/27(a)(b)		250	249,483
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.63%, 02/25/37(a)		250	190,968
GE-WMC Asset-Backed Pass-Through, Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.93%, 12/25/35(a)		175	100,997
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.74%, 12/25/35(a)		19	19,038
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		29	9,761
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.69%, 01/25/47		29	18,188
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.74%, 02/25/47		40	40,547
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.85%, 07/25/27(a)(b)		430	429,762

Security		Par (000)	Value

Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.73%, 02/05/31(a)(b)	USD	250	$246,858
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 05/25/37(a)		90	73,853
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.51%, 07/25/34		26	26,024
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.68%, 04/25/37		71	52,451
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.69%, 07/25/37		122	79,903
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		72	23,222
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%, 14.00% Cap), 3.20%, 04/15/36(a)		26	24,252
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.90%, 10/19/28(a)(b)		250	249,238
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.98%, 03/17/37		100	99,737
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.48%, 07/17/37		129	128,450
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		50	48,608
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/36(a)		100	95,988
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.83%, 01/20/31(a)(b)		280	277,350
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.80%, 10/20/27(a)(b)		250	249,364
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 4.07%, 03/20/30(a)(b)		250	249,678
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		120	120,079
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		510	509,870
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)		90	94,126
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25(b)		510	505,617
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		76	75,474
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.62%, 05/15/28(a)(b)		250	249,931
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.67%, 03/25/46		237	189,648
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/25/46		352	138,756
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 05/25/36		377	166,754
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.75%, 05/25/36		418	189,228
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.60%, 10/25/36		55	23,170

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36	USD	334	$142,918
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.72%, 10/25/36		124	53,475
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 11/25/36		85	38,059
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.71%, 11/25/36		64	28,826
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.74%, 03/25/32(a)		40	40,769
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.71%, 04/19/30(a)(b)		330	327,411
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/21/30(a)(b)		510	507,671
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.95%, 07/29/30(a)(b)		270	268,941
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.63%, 06/15/28(a)(b)		100	99,975
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.96%, 12/18/30(a)(b)		250	247,808
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.11%), 3.88%, 04/25/31(a)(b)		250	246,584
MASTR Asset-Backed Securities Trust, Series 2006-HE2, Class A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 06/25/36(a)		210	113,214
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.75%, 06/25/46(a)(b)		19	17,627
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.75%, 08/25/37		38	17,809
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.58%, 06/25/37		28	8,272
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 3.09%, 12/25/34		155	153,136
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 3.36%, 09/25/35		137	59,139
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.62%, 11/25/36		468	273,509
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/20/30(a)(b)		250	249,041
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.67%, 10/28/27(a)(b)		270	268,846
Navient Private Education Loan Trust(a)(b):
Series 2014-AA, Class A2B, (LIBOR USD 1 Month + 1.25%), 3.73%, 02/15/29		348	351,295
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/44		200	202,137
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.95%, 10/18/30(a)(b)		250	248,994
Oakwood Mortgage Investors, Inc.(d):
Series 2001-D, Class A2, 5.26%, 01/15/19		22	16,599

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2001-D, Class A4, 6.93%, 09/15/31	USD	13	$10,803
Series 2002-B, Class M1, 7.62%, 06/15/32		79	65,742
OCP CLO Ltd.(a)(b):
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.90%, 10/18/28		216	215,150
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 4.05%, 07/15/30		300	298,880
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.59%, 11/20/30		250	239,994
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.89%, 04/15/26(a)(b)		233	232,790
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.79%, 07/17/30(a)(b)		250	246,162
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.77%, 01/25/31(a)(b)		250	246,320
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.92%, 03/20/25(a)(b)		201	199,167
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.69%, 05/23/31(a)(b)		225	222,117
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(b)		21	20,702
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (LIBOR USD 1 Month + 0.64%), 3.13%, 07/25/33(a)		176	174,429
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.70%, 03/25/37(a)		90	59,901
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		103	96,384
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		268	250,988
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		446	441,433
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%, 18.00% Cap), 3.68%, 10/15/37(a)(b)(c)		84	81,668
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		70	64,360
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.76%, 01/22/29(a)(b)		320	320,272
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/22/30(a)(b)		390	386,743
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.49%, 01/15/29(a)(b)		250	248,489
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.90%, 01/17/31		250	248,758
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.81%, 04/18/31		250	246,936
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.91%, 11/14/29		280	278,936

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.39%, 11/14/29	USD	300	$296,570
Progress Residential Trust(b):
Series 2015-SFR3, Class A, 3.07%, 11/12/32		198	197,309
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,812
Series 2018-SFR1, Class F, 4.78%, 03/17/35		100	99,932
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(e)		41	41,395
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 4.00%, 10/15/30(a)(b)		500	497,949
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.87%, 07/25/31(a)(b)		250	247,079
RAMP Trust, Series 2007-RS1, Class A3, (LIBOR USD 1 Month + 0.17%), 2.66%, 02/25/37(a)		167	85,185
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.84%, 07/20/28(a)(b)		330	328,477
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.37%), 4.16%, 04/15/29		250	250,680
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.59%, 04/15/29		250	248,433
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.54%, 10/15/29		250	247,563
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 5.09%, 10/15/29		250	246,317
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/20/30		250	247,912
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.79%, 04/20/31(a)(b)		250	245,539
RR Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.88%, 01/15/30(a)(b)		1,250	1,236,910
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.68%, 11/25/36(b)		101	59,199
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.57%, 11/25/36		48	18,372
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.65%, 11/25/36		144	55,754
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.70%, 10/25/36(a)		100	79,255
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 4.00%, 07/20/30(a)(b)		250	249,460
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.94%, 03/15/24(a)		255	252,828
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		100	100,504
Sound Point CLO XIV Ltd., Series 2016-3A, Class A, (LIBOR USD 3 Month + 1.53%), 4.30%, 01/23/29(a)(b)		260	260,150
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.39%), 4.16%, 01/23/29(a)(b)		250	250,140
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 3.28%, 01/25/35(a)		2	1,983

Security		Par (000)	Value

Asset-Backed Securities (continued)
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(b)	USD	212	$211,632
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 3.60%, 05/17/22(b)(c)(e)		305	303,535
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%, 4.55% Cap), 2.79%, 01/25/35(a)		109	107,250
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.82%, 10/15/25(a)(b)		224	223,706
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.88%, 11/17/30(a)(b)		250	249,145
Towd Point Mortgage Trust(b)(c)(d):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58		140	140,837
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		340	342,232
Tricon American Homes Trust, Series 2018-SFR1, Class E, 4.56%, 05/17/37(b)		100	100,077
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		98	98,342
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.65%, 10/22/31(a)(b)		100	100,971
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 4.01%, 10/15/29(a)(b)		315	315,072
Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.97%, 03/25/49(b)(e)		420	420,458
Voya CLO Ltd.(a)(b):
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.92%, 10/15/30		250	247,874
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29		225	225,004
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.62%, 07/25/37(a)(b)		88	83,625
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.74%, 04/25/37		544	276,992
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.85%, 04/25/37		34	17,539
Washington Mutual Asset-Backed CertificatesTrust(a):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.67%, 09/25/36		161	75,099
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.64%, 10/25/36		177	142,794
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.71%, 02/25/37		207	90,181
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 4.08%, 04/20/29(a)(b)		250	249,639
Westcott Park CLO Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.53%), 4.29%, 07/20/28(a)(b)		500	499,989
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 2.89%, 06/25/37(a)(b)		94	38,699
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.91%, 01/22/31(a)(b)		250	248,079

Total Asset-Backed Securities — 8.5% (Cost: $49,654,140)			49,080,596

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 38.1%

Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD	359	$357,838
3.80%, 10/07/24		65	66,308
3.85%, 12/15/25		215	217,200
4.75%, 10/07/44		8	8,439
Boeing Co. (The):
3.38%, 06/15/46		35	31,934
3.83%, 03/01/59		35	33,819
General Dynamics Corp., 3.75%, 05/15/28		160	168,560
Harris Corp.:
2.70%, 04/27/20		28	27,895
3.83%, 04/27/25		32	32,787
4.40%, 06/15/28		340	357,572
5.05%, 04/27/45		135	148,894
L3 Technologies, Inc.:
4.95%, 02/15/21		70	72,319
3.85%, 06/15/23		675	695,646
3.85%, 12/15/26		215	218,803
4.40%, 06/15/28		40	41,973
Lockheed Martin Corp.:
2.90%, 03/01/25		90	89,759
3.55%, 01/15/26		44	45,411
3.60%, 03/01/35		670	661,781
4.50%, 05/15/36		18	19,522
4.07%, 12/15/42		519	528,678
3.80%, 03/01/45		95	93,859
Northrop Grumman Corp.:
2.93%, 01/15/25		1,110	1,094,735
3.25%, 01/15/28		364	357,922
3.85%, 04/15/45		100	95,928
4.03%, 10/15/47		100	98,664
Raytheon Co., 7.20%, 08/15/27		60	77,370
Rockwell Collins, Inc.:
3.20%, 03/15/24		370	368,417
3.50%, 03/15/27		370	365,333
United Technologies Corp.:
1.95%, 11/01/21		600	587,944
3.65%, 08/16/23		215	220,689
4.13%, 11/16/28		470	488,291
5.40%, 05/01/35		98	110,085
4.50%, 06/01/42		310	320,420
4.63%, 11/16/48		35	37,131

			8,141,926

Air Freight & Logistics — 0.5%
Air Canada Pass-Through Trust(b):
Series 2015-2,Class B, 5.00%, 12/15/23		69	70,587
Series 2017-1,Class AA, 3.30%, 01/15/30		94	90,888
American Airlines Pass-Through Trust:
Series 2014-1,Class B, 4.38%, 10/01/22		4	3,969
Series 2015-1,Class B, 3.70%, 05/01/23		37	36,963
Series 2015-2,Class B, 4.40%, 09/22/23		275	276,613
Series 2016-1,Class B, 5.25%, 01/15/24		195	200,597
Series 2017-1,Class B, 4.95%, 02/15/25		27	28,252

Security		Par (000)	Value

Air Freight & Logistics (continued)
Series 2017-2,Class B, 3.70%, 10/15/25	USD	76	$74,143
Series 2016-3,Class B, 3.75%, 10/15/25		4	3,576
Series 2015-2,Class AA, 3.60%, 09/22/27		34	34,375
Series 2016-3,Class AA, 3.00%, 10/15/28		188	181,864
Series 2017-1,Class AA, 3.65%, 02/15/29		38	37,975
Series 2017-2,Class AA, 3.35%, 10/15/29		91	89,337
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		215	217,894
FedEx Corp.:
3.40%, 01/14/22		145	146,937
3.30%, 03/15/27		370	364,625
3.90%, 02/01/35		94	88,094
3.88%, 08/01/42		730	642,390
United Airlines Pass-Through Trust:
Series 2014-1,Class B, 4.75%, 04/11/22		15	15,471
Series 2014-2,Class B, 4.63%, 09/03/22		13	13,655
Series 2016-2,Class B, 3.65%, 10/07/25		13	12,902
Series 2016-1,Class B, 3.65%, 01/07/26		12	11,736
Series 2018-1,Class B, 4.60%, 03/01/26		77	78,509
Series 2015-1,Class AA, 3.45%, 12/01/27		36	35,860
Series 2016-1,Class AA, 3.10%, 07/07/28		13	12,594
Series 2016-2,Class AA, 2.88%, 10/07/28		51	48,532
Series 2018-1,Class AA, 3.50%, 03/01/30		39	38,761
Series 2019-1,Class AA, 4.15%, 08/25/31		125	129,420
US Airways Pass-Through Trust, Series 2012-2, Class B, 6.75%, 06/03/21		7	7,587

			2,994,106

Airlines — 0.3%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(b)		1	921
American Airlines Group, Inc., 4.63%, 03/01/20(b)		103	103,582
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20		2	1,994
Delta Air Lines, Inc.:
2.88%, 03/13/20		871	869,406
2.60%, 12/04/20		340	337,015
3.40%, 04/19/21		30	30,122
Gol Finance, Inc., 7.00%, 01/31/25(b)		152	140,387
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		31	27,071

			1,510,498

Auto Components — 0.1%
Aptiv plc, 4.25%, 01/15/26		57	58,721
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		375	364,216

			422,937

Automobiles — 0.7%
BMW US Capital LLC, 2.80%, 04/11/26(b)		110	105,509

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Daimler Finance North America LLC(b):
3.10%, 05/04/20	USD	340	$340,612
2.30%, 02/12/21		150	148,193
3.35%, 05/04/21		430	432,645
2.00%, 07/06/21		370	361,995
3.75%, 11/05/21		150	152,628
General Motors Co.:
5.00%, 04/01/35		120	108,854
6.25%, 10/02/43		30	29,852
6.75%, 04/01/46		60	62,579
5.40%, 04/01/48		35	31,993
Hyundai Capital America(b):
2.55%, 04/03/20		786	780,534
3.95%, 02/01/22		305	309,436
Volkswagen Group of America Finance LLC(b):
2.40%, 05/22/20		200	198,589
3.88%, 11/13/20		410	415,265
4.00%, 11/12/21		605	617,205

			4,095,889

Banks — 7.8%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		275	274,129
Australia & New Zealand Banking Group Ltd., 2.70%, 11/16/20		250	249,767
Banco Santander SA, 3.85%, 04/12/23		200	201,703
Bank of America Corp.:
2.63%, 10/19/20		175	174,564
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		485	481,693
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		1,225	1,213,606
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		280	283,278
3.30%, 01/11/23		92	93,168
4.00%, 04/01/24		115	119,954
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		145	146,443
Series L, 3.95%, 04/21/25		237	241,068
3.88%, 08/01/25		330	341,671
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)		140	140,098
4.45%, 03/03/26		423	440,833
3.50%, 04/19/26		166	167,413
Series L, 4.18%, 11/25/27		145	147,246
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)		660	668,934
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(g)		70	71,026
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		520	522,329
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		1,475	1,442,327
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)		90	91,732
Barclays plc:
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)		380	392,831
4.95%, 01/10/47		200	200,039
BNP Paribas SA(b):
2.95%, 05/23/22		200	198,674
(LIBOR USD 3 Month + 2.24%), 4.70%, 01/10/25(a)		400	414,892

Security		Par (000)	Value

Banks (continued)
Citibank NA, 3.65%, 01/23/24	USD	1,275	$1,315,537
Citigroup, Inc.:
2.50%, 07/29/19		453	452,771
2.90%, 12/08/21		620	619,836
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		114	113,273
4.40%, 06/10/25		425	439,997
3.20%, 10/21/26		920	901,080
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		280	284,335
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)		690	688,221
Citizens Bank NA:
2.25%, 03/02/20		544	541,465
2.25%, 10/30/20		250	247,865
2.65%, 05/26/22		555	550,322
Cooperatieve Rabobank UA, (LIBOR USD 3 Month + 10.87%), 11.00%(a)(b)(g)		310	315,813
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		500	499,323
3.13%, 12/10/20		1,330	1,333,382
3.80%, 09/15/22		250	254,675
Danske Bank A/S(b):
5.00%, 01/12/22		400	410,215
5.38%, 01/12/24		400	416,024
Fifth Third Bancorp, 3.65%, 01/25/24		430	440,361
Fifth Third Bank, 2.25%, 06/14/21		216	213,700
HSBC Holdings plc:
5.10%, 04/05/21		200	208,524
2.65%, 01/05/22		400	396,408
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(a)		200	203,966
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(g)		380	376,770
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(a)		660	665,045
HSBC USA, Inc., 2.35%, 03/05/20		655	653,084
ING Groep NV, 4.10%, 10/02/23		455	467,663
Intesa Sanpaolo SpA, 6.50%, 02/24/21(b)		200	209,258
JPMorgan Chase & Co.:
2.20%, 10/22/19		370	368,953
2.55%, 03/01/21		305	303,989
4.63%, 05/10/21		185	191,917
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		380	385,300
2.97%, 01/15/23		215	214,910
3.20%, 01/25/23		370	375,087
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		85	86,450
3.63%, 05/13/24		370	380,271
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		511	524,690
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		790	819,849
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		475	483,885
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		965	965,661

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)	USD	310	$323,384
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(a)		530	564,127
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		465	455,781
KeyCorp, 4.15%, 10/29/25		110	115,800
Lloyds Banking Group plc, 3.75%, 01/11/27		685	673,701
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		35	35,513
3.00%, 02/22/22		85	85,177
3.46%, 03/02/23		935	947,800
3.41%, 03/07/24		435	442,901
Mizuho Financial Group, Inc.:
2.27%, 09/13/21		200	196,580
2.95%, 02/28/22		1,708	1,705,075
Nordea Bank Abp(b):
2.13%, 05/29/20		310	307,769
3.75%, 08/30/23		435	438,335
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(g)		310	309,225
Royal Bank of Scotland Group plc(a):
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		200	198,579
(LIBOR USD 3 Month + 1.91%), 5.08%, 01/27/30		200	210,547
Santander UK Group Holdings plc, 2.88%, 08/05/21		635	629,526
Santander UK plc, 5.00%, 11/07/23(b)		550	563,181
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)		345	350,478
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)		555	552,776
SunTrust Banks, Inc., 4.00%, 05/01/25		70	73,238
Svenska Handelsbanken AB, 2.40%, 10/01/20		250	249,068
Toronto-Dominion Bank (The):
1.80%, 07/13/21		370	362,426
3.50%, 07/19/23		120	123,341
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		795	794,737
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		510	502,450
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(g)		490	497,365
4.13%, 09/24/25		470	485,243
UniCredit SpA, 6.57%, 01/14/22(b)		1,150	1,203,381
US Bancorp:
2.95%, 07/15/22		190	190,774
3.10%, 04/27/26		70	69,938
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		265	266,074
Wells Fargo & Co.:
2.60%, 07/22/20		77	76,883

Security		Par (000)	Value

Banks (continued)
2.55%, 12/07/20	USD	95	$94,692
3.00%, 01/22/21		370	371,577
2.50%, 03/04/21		475	472,697
3.50%, 03/08/22		210	213,918
2.63%, 07/22/22		470	466,542
3.75%, 01/24/24		860	885,007
3.00%, 02/19/25		370	365,761
3.00%, 10/23/26		370	360,779
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		540	543,726
3.63%, 10/22/21		250	254,685

			45,069,850

Beverages — 0.5%
Anheuser-Busch Cos. LLC(b):
4.70%, 02/01/36		1,185	1,183,799
4.90%, 02/01/46		240	241,052
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		725	772,414
Constellation Brands, Inc., (LIBOR USD 3 Month + 0.70%), 3.38%, 11/15/21(a)		230	230,118
Keurig Dr. Pepper, Inc.(b):
3.55%, 05/25/21		95	96,022
4.06%, 05/25/23		140	144,022
PepsiCo, Inc.:
2.75%, 03/01/23		115	116,377
4.00%, 05/02/47		160	168,489

			2,952,293

Biotechnology — 0.6%
AbbVie, Inc.:
2.30%, 05/14/21		340	336,193
3.60%, 05/14/25		225	225,504
4.50%, 05/14/35		400	391,272
4.40%, 11/06/42		90	83,192
4.88%, 11/14/48		50	49,177
Amgen, Inc.:
2.20%, 05/22/19		370	369,846
4.40%, 05/01/45		192	188,212
Baxalta, Inc., 5.25%, 06/23/45		36	39,444
Celgene Corp.:
2.75%, 02/15/23		305	302,067
3.25%, 02/20/23		575	579,752
Gilead Sciences, Inc.:
2.55%, 09/01/20		370	369,512
3.50%, 02/01/25		170	173,496
4.60%, 09/01/35		140	146,946
4.00%, 09/01/36		155	152,121

			3,406,734

Building Products — 0.1%
Holcim US Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)		240	253,020
Johnson Controls International plc, 5.13%, 09/14/45		70	73,048

			326,068

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 2.2%
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 5.38%, 01/06/25(a)(c)	USD	866	$865,756
Bank of New York Mellon Corp. (The):
3.40%, 05/15/24		370	377,946
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		117	118,851
Charles Schwab Corp. (The), 3.20%, 03/02/27		200	201,156
CME Group, Inc., 3.75%, 06/15/28		10	10,517
Credit Suisse Group AG(a)(b):
(LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23		610	599,393
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24		325	332,925
(USD Swap Semi 5 Year + 4.33%), 7.25%(g)		240	240,900
Deutsche Bank AG:
2.70%, 07/13/20		447	442,347
2.95%, 08/20/20		100	98,965
4.25%, 02/04/21		675	677,588
4.25%, 10/14/21		130	130,583
Goldman Sachs Group, Inc. (The):
2.00%, 04/25/19		68	67,967
2.55%, 10/23/19		750	748,883
2.75%, 09/15/20		65	64,923
2.35%, 11/15/21		498	490,317
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(a)		115	113,671
(LIBOR USD 3 Month + 1.17%), 3.85%, 05/15/26(a)		230	225,621
3.85%, 01/26/27		450	451,756
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		415	411,038
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		735	751,170
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		140	133,680
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		230	241,533
3.75%, 12/01/25		105	109,046
3.75%, 09/21/28		240	248,627
Moody’s Corp., 2.75%, 12/15/21		90	89,989
Morgan Stanley:
2.75%, 05/19/22		580	576,494
6.25%, 08/09/26		283	327,791
3.63%, 01/20/27		965	967,255
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		980	972,592
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		1,065	1,068,874
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		175	184,315
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)		80	78,386
Nuveen LLC, 4.00%, 11/01/28(b)		110	117,343
S&P Global, Inc., 4.00%, 06/15/25		35	36,830

Security		Par (000)	Value

Capital Markets (continued)
State Street Corp., 2.65%, 05/19/26	USD	103	$100,736
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21		27	27,744

			12,703,508

Chemicals — 0.4%
Cydsa SAB de CV, 6.25%, 10/04/27(b)		300	287,254
Dow Chemical Co. (The):
9.00%, 04/01/21		135	149,706
3.00%, 11/15/22		85	85,057
4.55%, 11/30/25(b)		85	89,691
4.38%, 11/15/42		126	120,435
DowDuPont, Inc.:
4.49%, 11/15/25		820	873,449
5.42%, 11/15/48		510	581,753
Sherwin-Williams Co. (The):
4.00%, 12/15/42		20	18,049
4.50%, 06/01/47		75	73,808

			2,279,202

Commercial Services & Supplies — 0.2%
CommonSpirit Health, 4.35%, 11/01/42		30	28,797
RELX Capital, Inc.:
3.50%, 03/16/23		355	359,679
4.00%, 03/18/29		190	193,863
Republic Services, Inc.:
4.75%, 05/15/23		305	325,137
2.90%, 07/01/26		131	128,203
3.95%, 05/15/28		215	225,375
Waste Management, Inc.:
3.13%, 03/01/25		40	40,263
3.90%, 03/01/35		106	106,215

			1,407,532

Communications Equipment — 0.0%
Cisco Systems, Inc., 2.95%, 02/28/26		95	95,265
Juniper Networks, Inc., 3.30%, 06/15/20		63	63,245

			158,510

Consumer Finance — 1.8%
AerCap Ireland Capital DAC, 4.63%, 10/30/20		462	472,857
American Express Co.:
2.50%, 08/01/22		100	98,831
3.70%, 08/03/23		195	199,829
4.20%, 11/06/25		240	253,797
American Express Credit Corp., 2.25%, 08/15/19		177	176,720
Capital One Financial Corp.:
2.40%, 10/30/20		252	250,557
3.45%, 04/30/21		75	75,910
3.90%, 01/29/24		550	562,268
3.75%, 03/09/27		80	78,693
Discover Financial Services, 4.10%, 02/09/27		104	103,941
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	197,132

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
5.75%, 02/01/21	USD	430	$442,831
3.22%, 01/09/22		1,070	1,040,011
2.98%, 08/03/22		235	224,599
3.10%, 05/04/23		400	375,091
5.58%, 03/18/24		325	329,638
General Motors Financial Co., Inc.:
4.20%, 03/01/21		92	93,315
3.20%, 07/06/21		760	756,588
4.20%, 11/06/21		1,500	1,526,095
3.15%, 06/30/22		630	623,747
4.00%, 01/15/25		301	294,879
4.00%, 10/06/26		45	43,105
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		250	246,931
John Deere Capital Corp., 2.80%, 03/04/21		370	371,272
Synchrony Financial:
2.70%, 02/03/20		48	47,936
4.38%, 03/19/24		95	96,225
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.74%, 04/11/22(a)(b)		108	39,270
Toyota Motor Credit Corp.:
2.75%, 05/17/21		750	752,143
3.05%, 01/11/28		115	114,914
3.65%, 01/08/29		65	67,683
Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/23(b)		500	504,388

			10,461,196

Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41		180	200,847

Diversified Consumer Services — 0.1%
George Washington University (The), Series 2018, 4.13%, 09/15/48		150	157,219
President & Fellows of Harvard College, 5.63%, 10/01/38		229	298,933
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		85	82,851
University of Southern California, 3.03%, 10/01/39		75	70,430
Wesleyan University, 4.78%, 07/01/2116		79	83,238

			692,671

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		30	30,734
5.00%, 04/20/48		65	63,575
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		400	369,795
ORIX Corp., 2.90%, 07/18/22		155	154,984

Security		Par (000)	Value

Diversified Financial Services (continued)
Shell International Finance BV:
2.38%, 08/21/22	USD	370	$367,446
4.13%, 05/11/35		86	91,588
3.63%, 08/21/42		44	42,918
4.55%, 08/12/43		35	39,051
Synchrony Bank, 3.65%, 05/24/21		485	489,471
Woodside Finance Ltd., 3.65%, 03/05/25(b)		16	15,897

			1,665,459

Diversified Telecommunication Services — 1.3%
AT&T, Inc.:
0.00%, 11/27/22(b)(h)		1,000	893,124
3.40%, 05/15/25		95	94,004
4.13%, 02/17/26		60	61,333
4.30%, 02/15/30		860	869,871
6.00%, 08/15/40		274	307,888
4.35%, 06/15/45		830	761,569
5.15%, 02/15/50		220	224,745
Axtel SAB de CV, 6.38%, 11/14/24(b)		200	199,500
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		225	221,908
Telefonica Emisiones SAU, 4.67%, 03/06/38		280	267,248
TELUS Corp., 4.60%, 11/16/48		25	26,321
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 3.21%, 05/22/20(a)		205	205,862
4.13%, 03/16/27		1,215	1,272,365
4.33%, 09/21/28		194	205,162
4.50%, 08/10/33		340	359,378
4.40%, 11/01/34		75	78,022
4.27%, 01/15/36		685	692,840
4.13%, 08/15/46		480	465,097

			7,206,237

Electric Utilities — 2.4%
AEP Texas, Inc., 3.95%, 06/01/28		390	406,312
AEP Transmission Co. LLC, 4.25%, 09/15/48		170	180,384
Alabama Power Co.:
4.15%, 08/15/44		180	186,453
4.30%, 07/15/48		155	164,322
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		65	66,290
Appalachian Power Co., 4.60%, 03/30/21		370	381,990
Baltimore Gas & Electric Co.:
2.80%, 08/15/22		370	369,442
3.50%, 08/15/46		77	72,344
3.75%, 08/15/47		85	82,103
4.25%, 09/15/48		185	194,417
CenterPoint Energy Houston Electric LLC:
3.55%, 08/01/42		20	19,324
3.95%, 03/01/48		140	143,365
Commonwealth Edison Co., 2.55%, 06/15/26		370	357,765
DTE Electric Co., Series A, 4.05%, 05/15/48		200	208,471

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC:
3.95%, 11/15/28	USD	285	$303,458
3.88%, 03/15/46		95	95,595
3.70%, 12/01/47		85	82,925
Duke Energy Florida LLC:
3.80%, 07/15/28		100	104,397
6.40%, 06/15/38		165	220,991
4.20%, 07/15/48		90	94,631
Duke Energy Progress LLC:
3.00%, 09/15/21		75	75,573
3.25%, 08/15/25		135	137,998
3.70%, 09/01/28		345	359,871
3.45%, 03/15/29		45	46,100
4.20%, 08/15/45		85	88,862
Emera US Finance LP:
2.15%, 06/15/19		147	146,712
2.70%, 06/15/21		222	219,987
Entergy Corp., 2.95%, 09/01/26		210	201,780
Entergy Louisiana LLC:
5.40%, 11/01/24		65	73,058
4.20%, 09/01/48		185	192,383
4.20%, 04/01/50		45	47,049
Exelon Corp.:
2.45%, 04/15/21		38	37,559
4.95%, 06/15/35		48	50,965
4.45%, 04/15/46		255	262,778
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		475	495,109
4.55%, 04/01/49		10	10,195
Florida Power & Light Co.:
3.95%, 03/01/48		250	259,177
4.13%, 06/01/48		150	160,322
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23		750	756,359
Kansas City Power & Light Co.:
3.15%, 03/15/23		750	761,467
4.20%, 03/15/48		235	244,027
MidAmerican Energy Co., 4.40%, 10/15/44		91	99,318
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		70	71,793
Northern States Power Co.:
2.15%, 08/15/22		370	363,725
3.40%, 08/15/42		170	161,474
4.00%, 08/15/45		100	102,780
4.20%, 09/01/48		65	66,653
Ohio Power Co., Series G, 6.60%, 02/15/33		140	180,242
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		5	5,218
4.55%, 12/01/41		120	133,167
PacifiCorp, 4.13%, 01/15/49		60	62,015
Public Service Co. of Colorado, 2.50%, 03/15/23		750	739,456
Public Service Electric & Gas Co., 3.65%, 09/01/28		210	216,869

Security		Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co., 3.88%, 06/01/21	USD	750	$755,280
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		105	109,172
Stoneway Capital Corp., 10.00%, 03/01/27(b)		139	132,926
Tampa Electric Co.:
2.60%, 09/15/22		120	119,162
4.30%, 06/15/48		30	30,138
4.45%, 06/15/49		110	113,535
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		250	255,529
Union Electric Co., 3.50%, 03/15/29		170	174,219
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		210	209,567
3.45%, 02/15/24		750	770,380
Series A, 3.50%, 03/15/27		291	296,306
4.00%, 01/15/43		170	168,456
4.45%, 02/15/44		44	46,694
Series B, 4.20%, 05/15/45		93	95,206
Series C, 4.00%, 11/15/46		110	110,376

			13,951,966

Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		118	117,555

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
3.20%, 04/01/24		114	113,930
4.35%, 06/01/29		45	47,571
Corning, Inc.:
3.70%, 11/15/23		35	35,446
4.38%, 11/15/57		265	245,753
Tyco Electronics Group SA:
3.45%, 08/01/24		30	30,394
3.13%, 08/15/27		65	62,717

			535,811

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC, 3.34%, 12/15/27		165	160,423
Halliburton Co.:
3.80%, 11/15/25		590	603,010
5.00%, 11/15/45		39	41,471
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		38	36,385
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		26	24,727
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		164	164,691

			1,030,707

Entertainment — 0.4%
NBCUniversal Media LLC:
5.95%, 04/01/41		170	209,033
4.45%, 01/15/43		201	208,174

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
Viacom, Inc.:
4.50%, 03/01/21	USD	69	$70,778
6.88%, 04/30/36		110	129,069
Warner Media LLC:
2.10%, 06/01/19		630	629,131
3.55%, 06/01/24		370	373,414
3.60%, 07/15/25		50	49,875
7.63%, 04/15/31		30	39,304
4.65%, 06/01/44		55	53,080
4.85%, 07/15/45		246	248,302

			2,010,160

Equity Real EstateInvestment Trusts (REITs) — 0.3%
American Tower Corp.:
3.30%, 02/15/21		81	81,755
3.45%, 09/15/21		77	77,848
3.00%, 06/15/23		650	647,785
4.40%, 02/15/26		16	16,699
3.95%, 03/15/29		150	150,559
CC Holdings GS V LLC, 3.85%, 04/15/23		100	102,385
Crown Castle International Corp.:
3.40%, 02/15/21		48	48,396
2.25%, 09/01/21		197	194,166
3.20%, 09/01/24		405	401,904
4.30%, 02/15/29		95	97,917
Realty Income Corp., 4.13%, 10/15/26		120	125,705

			1,945,119

Food & Staples Retailing — 0.3%
Kroger Co. (The), 2.65%, 10/15/26		270	248,503
Walgreen Co., 3.10%, 09/15/22		370	372,409
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		785	768,243
4.80%, 11/18/44		8	7,667
Walmart, Inc.:
3.55%, 06/26/25		160	166,070
4.00%, 04/11/43		75	77,879

			1,640,771

Food Products — 0.2%
Campbell Soup Co., 8.88%, 05/01/21		100	110,496
Conagra Brands, Inc., 3.80%, 10/22/21		15	15,281
General Mills, Inc.:
3.20%, 04/16/21		105	105,910
4.00%, 04/17/25		113	116,925
Mondelez International, Inc., 4.00%, 02/01/24		370	384,583
Tyson Foods, Inc.:
3.90%, 09/28/23		30	30,905
3.95%, 08/15/24		185	190,508
3.55%, 06/02/27		170	167,130
5.10%, 09/28/48		25	25,444

			1,147,182

Gas Utilities — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27		370	366,519

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 3.75%, 11/30/26	USD	910	$945,965
Baxter International, Inc.:
1.70%, 08/15/21		20	19,467
2.60%, 08/15/26		370	353,284
Becton Dickinson and Co.:
2.13%, 06/06/19		600	599,172
2.68%, 12/15/19		221	220,287
2.89%, 06/06/22		425	423,016
3.30%, 03/01/23		170	168,310
4.69%, 12/15/44		30	30,959
Danaher Corp., 2.40%, 09/15/20		370	368,243
Edwards Lifesciences Corp., 4.30%, 06/15/28		55	57,681
Medtronic, Inc.:
4.13%, 03/15/21		750	769,504
4.38%, 03/15/35		675	736,984

			4,692,872

Health Care Providers & Services — 1.5%
Aetna, Inc.:
4.50%, 05/15/42		228	215,736
4.13%, 11/15/42		32	28,672
4.75%, 03/15/44		60	58,536
AHS Hospital Corp., 5.02%, 07/01/45		49	57,360
Anthem, Inc.:
3.70%, 08/15/21		161	163,951
3.50%, 08/15/24		75	75,937
4.10%, 03/01/28		45	46,304
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	41,504
CHRISTUS Health, Series C, 4.34%, 07/01/28		113	120,776
Cigna Corp., 3.20%, 09/17/20(b)		890	894,797
Cigna Holding Co., 3.25%, 04/15/25		316	313,212
CVS Health Corp.:
3.70%, 03/09/23		655	665,533
4.00%, 12/05/23		235	241,479
4.10%, 03/25/25		330	338,793
4.78%, 03/25/38		135	133,689
5.30%, 12/05/43		110	114,503
5.13%, 07/20/45		1,065	1,082,348
Dignity Health, 2.64%, 11/01/19		86	85,958
HCA, Inc.:
5.88%, 03/15/22		320	343,293
4.75%, 05/01/23		140	146,703
5.00%, 03/15/24		190	201,437
5.25%, 04/15/25		500	536,889
Kaiser Foundation Hospitals:
3.50%, 04/01/22		94	96,582
4.15%, 05/01/47		26	27,561
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		63	62,865
Mercy Health, Series 2018, 4.30%, 07/01/28		55	59,160

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	USD	127	$132,693
Ochsner Clinic Foundation, 5.90%, 05/15/45		33	41,373
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		35	39,926
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		97	97,313
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	39,579
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		309	317,002
Sutter Health, Series 2018, 3.70%, 08/15/28		118	123,110
Toledo Hospital (The), 5.75%, 11/15/38		198	217,803
Trinity Health Corp., 4.13%, 12/01/45		87	87,743
UnitedHealth Group, Inc.:
3.75%, 07/15/25		685	715,022
3.70%, 12/15/25		245	254,916
3.10%, 03/15/26		90	89,888
3.45%, 01/15/27		90	91,619
4.63%, 07/15/35		16	17,937
5.80%, 03/15/36		15	18,446
4.63%, 11/15/41		123	134,647
4.75%, 07/15/45		75	84,744
3.75%, 10/15/47		110	106,825
4.45%, 12/15/48		80	86,758

			8,850,922

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
3.70%, 01/30/26		215	221,951
3.50%, 03/01/27		105	106,402
4.70%, 12/09/35		160	171,488
3.70%, 02/15/42		65	59,449
3.63%, 05/01/43		30	27,170
4.88%, 12/09/45		122	131,964
4.45%, 03/01/47		90	91,737

			810,161

Industrial Conglomerates — 0.0%
General Electric Co., 4.50%, 03/11/44		16	14,617
Honeywell International, Inc., 3.81%, 11/21/47		55	55,858

			70,475

Insurance — 0.5%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		15	20,858
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.80%, 02/12/23(a)(b)		100	100,372
American International Group, Inc., 3.88%, 01/15/35		25	22,891
Aon Corp., 4.50%, 12/15/28		480	506,603

Security		Par (000)	Value

Insurance (continued)
Aon plc, 4.75%, 05/15/45	USD	50	$51,908
Berkshire Hathaway Finance Corp., 4.25%, 01/15/49		20	20,934
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		35	34,897
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		100	101,330
4.05%, 10/15/23		105	109,184
3.88%, 03/15/24		410	425,254
3.50%, 06/03/24		316	322,174
3.50%, 03/10/25		135	138,404
3.75%, 03/14/26		5	5,149
4.38%, 03/15/29		35	37,037
4.35%, 01/30/47		28	28,378
4.20%, 03/01/48		150	148,792
MetLife, Inc., 4.13%, 08/13/42		65	65,578
Prudential Financial, Inc., 3.88%, 03/27/28		240	251,884
Travelers Cos., Inc. (The), 4.60%, 08/01/43		120	133,226
Trinity Acquisition plc, 4.40%, 03/15/26		80	83,006
Willis North America, Inc., 3.60%, 05/15/24		401	403,557

			3,011,416

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		220	224,725

IT Services — 0.4%
DXC Technology Co., 2.88%, 03/27/20		104	103,935
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		7	7,074
3.00%, 08/15/26		530	507,766
4.50%, 08/15/46		38	35,941
4.75%, 05/15/48		185	183,608
Fiserv, Inc.:
3.85%, 06/01/25		65	66,693
4.20%, 10/01/28		290	298,718
IBM Credit LLC, 3.45%, 11/30/20		210	212,495
International Business Machines Corp., 2.90%, 11/01/21		100	100,461
Total System Services, Inc.:
3.80%, 04/01/21		60	60,918
3.75%, 06/01/23		85	86,288
4.80%, 04/01/26		235	246,895
Visa, Inc.:
3.15%, 12/14/25		181	183,750
4.15%, 12/14/35		103	112,259
4.30%, 12/14/45		75	82,761

			2,289,562

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
4.50%, 03/01/21		90	92,932
3.15%, 01/15/23		50	50,351

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
3.00%, 04/15/23	USD	220	$220,042
2.95%, 09/19/26		608	586,548

			949,873

Media — 1.4%
Charter Communications Operating LLC:
3.58%, 07/23/20		685	689,980
4.46%, 07/23/22		40	41,384
4.50%, 02/01/24		380	395,242
4.91%, 07/23/25		329	347,153
6.38%, 10/23/35		759	846,295
6.48%, 10/23/45		265	297,066
Comcast Corp.:
3.30%, 10/01/20		485	489,568
3.45%, 10/01/21		45	45,887
3.13%, 07/15/22		750	760,214
3.38%, 02/15/25		45	45,837
3.15%, 03/01/26		350	348,227
2.35%, 01/15/27		30	28,032
4.15%, 10/15/28		20	21,051
4.25%, 10/15/30		125	132,798
5.65%, 06/15/35		150	176,285
4.40%, 08/15/35		96	100,238
3.20%, 07/15/36		581	528,285
3.40%, 07/15/46		285	252,437
4.95%, 10/15/58		105	115,815
Cox Communications, Inc.(b):
3.15%, 08/15/24		518	515,648
3.35%, 09/15/26		32	31,183
Discovery Communications LLC:
4.38%, 06/15/21		210	215,746
3.80%, 03/13/24		151	152,226
3.95%, 06/15/25(b)		65	65,508
5.20%, 09/20/47		75	72,890
Fox Corp., 4.03%, 01/25/24(b)		595	616,827
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		60	60,517
3.75%, 10/01/21		35	35,609
Time Warner Cable LLC:
5.00%, 02/01/20		58	58,961
4.13%, 02/15/21		160	162,499
4.00%, 09/01/21		22	22,360
5.50%, 09/01/41		113	111,115
4.50%, 09/15/42		9	7,866

			7,790,749

Metals & Mining — 0.3%
Anglo American Capital plc(b):
3.63%, 09/11/24		270	267,550
4.75%, 04/10/27		220	224,190
ArcelorMittal, 4.55%, 03/11/26		95	97,083
Barrick Gold Corp.:
3.85%, 04/01/22		370	377,697
5.25%, 04/01/42		80	86,511
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42		120	125,950
Largo Resources Ltd., 9.25%, 06/01/21(b)		11	11,536
Newmont Mining Corp., 3.50%, 03/15/22		250	253,458

Security		Par (000)	Value

Metals & Mining (continued)
Nucor Corp., 5.20%, 08/01/43	USD	40	$45,398
Steel Dynamics, Inc., 5.13%, 10/01/21		110	110,963

			1,600,336

Multi-Utilities — 0.1%
Ameren Illinois Co., 3.80%, 05/15/28		120	126,076
Consumers Energy Co.:
3.80%, 11/15/28		50	52,682
4.05%, 05/15/48		45	47,595
DTE Energy Co., Series D, 3.70%, 08/01/23		130	133,085
NiSource, Inc.:
2.65%, 11/17/22		30	29,539
3.49%, 05/15/27		210	209,289
WEC Energy Group, Inc., 3.38%, 06/15/21		45	45,532

			643,798

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp., 0.00%, 10/10/36(h)		1,000	443,791
Andeavor Logistics LP:
5.50%, 10/15/19		245	247,458
6.38%, 05/01/24		370	387,575
5.25%, 01/15/25		40	41,523
4.25%, 12/01/27		700	703,375
5.20%, 12/01/47		170	170,233
Apache Corp., 2.63%, 01/15/23		104	101,365
BP Capital Markets America, Inc.:
3.79%, 02/06/24		180	186,799
3.80%, 09/21/25		370	383,572
3.12%, 05/04/26		105	104,762
BP Capital Markets plc, 2.32%, 02/13/20		46	45,894
Buckeye Partners LP, 4.88%, 02/01/21		390	399,576
Cimarex Energy Co.:
4.38%, 06/01/24		300	311,629
3.90%, 05/15/27		200	199,376
Concho Resources, Inc.:
4.38%, 01/15/25		1,100	1,130,725
3.75%, 10/01/27		330	327,307
Continental Resources, Inc.:
4.50%, 04/15/23		693	717,381
3.80%, 06/01/24		165	166,079
Devon Energy Corp.:
4.00%, 07/15/21		100	102,038
5.85%, 12/15/25		200	226,940
Enbridge, Inc.:
2.90%, 07/15/22		205	204,403
3.70%, 07/15/27		360	358,952
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)		475	448,875
Energy Transfer Operating LP:
5.88%, 01/15/24		1,110	1,211,629
4.90%, 02/01/24		40	42,174
4.50%, 04/15/24		110	114,691
6.50%, 02/01/42		445	494,334
6.13%, 12/15/45		68	73,951

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
5.88%, 03/01/22	USD	405	$432,909
5.00%, 10/01/22		70	73,792
Enterprise Products Operating LLC:
4.45%, 02/15/43		177	177,744
5.10%, 02/15/45		248	271,602
4.80%, 02/01/49		40	42,549
EOG Resources, Inc.:
2.63%, 03/15/23		370	367,313
4.15%, 01/15/26		85	89,987
Hess Corp., 5.80%, 04/01/47		85	88,470
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		55	60,612
6.38%, 03/01/41		32	37,145
5.00%, 03/01/43		220	220,269
Kinder Morgan, Inc.:
3.05%, 12/01/19		320	320,319
3.15%, 01/15/23		490	490,943
4.30%, 03/01/28		345	356,385
5.55%, 06/01/45		75	81,797
5.05%, 02/15/46		400	409,129
Marathon Oil Corp.:
2.70%, 06/01/20		420	418,041
2.80%, 11/01/22		540	533,262
Marathon Petroleum Corp.:
5.13%, 03/01/21		515	536,589
4.75%, 12/15/23(b)		730	768,393
5.85%, 12/15/45		65	69,633
MPLX LP:
4.88%, 12/01/24		520	554,882
4.00%, 02/15/25		130	132,412
4.88%, 06/01/25		90	95,798
4.13%, 03/01/27		635	639,000
5.20%, 03/01/47		93	94,366
Northwest Pipeline LLC, 4.00%, 04/01/27		335	337,800
Petrobras Global Finance BV:
8.75%, 05/23/26		2	2,363
7.38%, 01/17/27		91	100,132
Pioneer Natural Resources Co., 3.95%, 07/15/22		40	41,153
Plains All American Pipeline LP, 3.65%, 06/01/22		30	30,189
Resolute Energy Corp., 8.50%, 05/01/20		245	245,000
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23		184	199,430
5.75%, 05/15/24		460	506,934
5.63%, 03/01/25		645	708,854
5.88%, 06/30/26		498	553,917
5.00%, 03/15/27		135	143,156
Spectra Energy Partners LP, 4.50%, 03/15/45		119	120,498
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45		77	75,319
5.40%, 10/01/47		130	129,842
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		515	503,090
4.15%, 01/15/48		75	71,962

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.:
4.88%, 01/15/26	USD	650	$702,866
4.25%, 05/15/28		115	120,027
5.85%, 03/15/36		33	37,606
6.10%, 06/01/40		122	144,212
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		202	252,562
4.00%, 03/15/28		200	204,084
4.60%, 03/15/48		40	40,744
Valero Energy Corp.:
3.65%, 03/15/25		186	188,636
3.40%, 09/15/26		119	116,427
Western Midstream Operating LP:
4.00%, 07/01/22		830	841,776
4.65%, 07/01/26		100	101,297
Williams Cos., Inc. (The):
4.13%, 11/15/20		230	233,648
7.88%, 09/01/21		185	204,452
4.00%, 11/15/21		80	82,105
3.70%, 01/15/23		130	132,344
4.55%, 06/24/24		70	73,891
3.75%, 06/15/27		225	223,371
Series A, 7.50%, 01/15/31		85	106,763
5.75%, 06/24/44		170	186,987

			24,473,185

Paper & Forest Products — 0.2%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		145	150,729
3.73%, 07/15/23(b)		170	174,428
7.38%, 12/01/25		97	118,944
7.75%, 11/15/29		60	81,520
Suzano Austria GmbH, 6.00%, 01/15/29(b)		345	367,498

			893,119

Pharmaceuticals — 1.5%
Allergan Finance LLC, 3.25%, 10/01/22		235	235,001
Allergan Funding SCS:
3.45%, 03/15/22		1,285	1,296,572
3.80%, 03/15/25		560	567,300
4.55%, 03/15/35		270	264,427
Bayer US Finance II LLC(b):
3.60%, 07/15/42		107	82,104
4.40%, 07/15/44		50	44,211
Bayer US Finance LLC, 3.38%, 10/08/24(b)		200	195,537
Eli Lilly & Co., 4.15%, 03/15/59		155	159,448
GlaxoSmithKline Capital plc, 3.00%, 06/01/24		120	120,598
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		100	104,855
Johnson & Johnson:
2.45%, 03/01/26		270	263,931
3.63%, 03/03/37		35	35,367
Merck & Co., Inc., 3.60%, 09/15/42		25	24,365
Pfizer, Inc.:
2.10%, 05/15/19		370	369,793
3.40%, 05/15/24		370	382,767
Sanofi SA, 4.00%, 03/29/21		750	769,638

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19	USD	1,340	$1,334,211
2.40%, 09/23/21		110	108,643
2.88%, 09/23/23		170	167,771
3.20%, 09/23/26		499	482,536
Takeda Pharmaceutical Co. Ltd.(b):
3.80%, 11/26/20		210	213,046
4.40%, 11/26/23		465	488,161
5.00%, 11/26/28		400	433,623
Wyeth LLC:
6.45%, 02/01/24		45	52,451
5.95%, 04/01/37		225	286,274

			8,482,630

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
3.00%, 03/15/23		1,120	1,132,406
3.00%, 04/01/25		25	25,207
6.15%, 05/01/37		82	104,924
4.15%, 04/01/45		140	146,124
4.70%, 09/01/45		35	39,072
4.15%, 12/15/48		50	52,609
CSX Corp.:
4.25%, 03/15/29		150	159,265
6.15%, 05/01/37		35	42,824
4.75%, 11/15/48		110	119,037
4.25%, 11/01/66		59	54,839
Norfolk Southern Corp.:
3.85%, 01/15/24		170	176,725
3.65%, 08/01/25		175	180,306
2.90%, 06/15/26		180	176,263
4.84%, 10/01/41		50	54,460
4.05%, 08/15/52		112	108,675
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		273	261,271
Ryder System, Inc., 3.75%, 06/09/23		15	15,357
Union Pacific Corp.:
3.15%, 03/01/24		150	152,228
2.75%, 03/01/26		351	342,046
3.95%, 09/10/28		130	136,283
3.38%, 02/01/35		222	207,980
3.60%, 09/15/37		230	219,975
3.80%, 10/01/51		75	70,374
3.88%, 02/01/55		134	123,478

			4,101,728

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.:
3.50%, 12/05/26		570	565,141
5.30%, 12/15/45		65	72,621
Applied Materials, Inc.:
3.90%, 10/01/25		145	152,540
3.30%, 04/01/27		325	328,221
5.10%, 10/01/35		180	204,360
5.85%, 06/15/41		20	24,743
4.35%, 04/01/47		324	340,243
Broadcom Corp.:
2.38%, 01/15/20		38	37,797
3.00%, 01/15/22		1,055	1,049,896
2.65%, 01/15/23		35	34,072
3.63%, 01/15/24		70	69,820
3.88%, 01/15/27		205	195,841

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.(b):
3.13%, 04/15/21	USD	570	$569,328
3.13%, 10/15/22		410	408,126
KLA-Tencor Corp.:
4.10%, 03/15/29		440	447,808
5.00%, 03/15/49		225	238,156
Lam Research Corp.:
2.75%, 03/15/20		121	120,893
2.80%, 06/15/21		105	105,015
3.75%, 03/15/26		215	218,893
4.88%, 03/15/49		290	304,677
NVIDIA Corp., 3.20%, 09/16/26		330	328,645
NXP BV(b):
4.13%, 06/01/21		450	458,640
3.88%, 09/01/22		1,020	1,034,413
4.63%, 06/01/23		300	311,550
QUALCOMM, Inc.:
2.90%, 05/20/24		290	285,070
3.45%, 05/20/25		120	120,882
3.25%, 05/20/27		245	239,390
4.65%, 05/20/35		275	283,368
4.80%, 05/20/45		118	119,794
Texas Instruments, Inc.:
2.75%, 03/12/21		370	372,285
2.25%, 05/01/23		90	88,774
4.15%, 05/15/48		70	75,128

			9,206,130

Software — 0.7%
Autodesk, Inc., 3.50%, 06/15/27		425	411,265
Microsoft Corp.:
2.40%, 08/08/26		370	358,712
3.50%, 02/12/35		231	234,128
3.45%, 08/08/36		399	402,884
3.70%, 08/08/46		610	622,454
Oracle Corp.:
2.50%, 10/15/22		35	34,809
3.40%, 07/08/24		215	219,865
2.65%, 07/15/26		575	556,232
3.25%, 11/15/27		46	46,257
3.90%, 05/15/35		181	185,034
3.85%, 07/15/36		65	65,181
4.13%, 05/15/45		80	81,608
4.00%, 07/15/46		183	183,939
4.00%, 11/15/47		65	65,385
VMware, Inc., 2.30%, 08/21/20		610	604,354

			4,072,107

Specialty Retail — 0.1%
Home Depot, Inc. (The):
3.90%, 12/06/28		110	116,888
5.88%, 12/16/36		65	81,789
3.50%, 09/15/56		90	82,654
Lowe’s Cos., Inc.:
3.38%, 09/15/25		125	125,539
4.38%, 09/15/45		150	147,006
3.70%, 04/15/46		55	48,688

			602,564

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
3.00%, 02/09/24		276	279,760
4.50%, 02/23/36		345	386,784
3.85%, 05/04/43		519	524,206
3.45%, 02/09/45		39	37,105

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC(b):
4.42%, 06/15/21	USD	145	$148,764
4.90%, 10/01/26		320	324,803
8.35%, 07/15/46		37	44,658
Seagate HDD Cayman, 4.25%, 03/01/22		75	75,205

			1,821,285

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		330	326,502
Washington Mutual Escrow Bonds(c)(i)(j):
0.00%, 11/06/09		300	—
0.00%, 09/19/17(h)		250	—
0.00%, 09/29/17		500	—

			326,502

Tobacco — 0.5%
Altria Group, Inc.:
3.49%, 02/14/22		110	111,726
2.85%, 08/09/22		85	84,798
4.00%, 01/31/24		380	392,133
4.40%, 02/14/26		40	41,114
4.80%, 02/14/29		120	123,709
5.80%, 02/14/39		85	89,898
4.25%, 08/09/42		120	104,352
5.38%, 01/31/44		235	234,494
5.95%, 02/14/49		85	91,210
6.20%, 02/14/59		30	32,297
BAT Capital Corp., 3.22%, 08/15/24		325	317,772
BAT International Finance plc, 3.95%, 06/15/25(b)		590	591,258
Reynolds American, Inc., 4.45%, 06/12/25		590	606,480

			2,821,241

Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 03/30/20		59	58,816

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., 5.00%, 03/15/44		22	24,439
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		494	494,227
4.74%, 03/20/25		885	894,956
Vodafone Group plc:
3.75%, 01/16/24		518	522,348
4.13%, 05/30/25		145	147,771
6.15%, 02/27/37		315	349,349
5.25%, 05/30/48		225	223,060
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(a)		205	208,022

			2,864,172

Total Corporate Bonds — 38.1% (Cost: $215,204,932)			219,099,621

Security		Par (000)	Value

Floating Rate Loan Interests — 0.6%(k)

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00% - 4.59%, 09/17/19(c)	USD	408	$406,764

Capital Markets — 0.0%
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 1 Month + 2.10%), 0.00% - 4.59%, 09/17/19(c)		170	169,238

Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 08/13/25		135	131,801

Diversified Financial Services — 0.2%
Lstar 18-1 Securities Financing, Term Loan, (LIBOR USD 1 Month + 0.00%), 4.49%, 04/01/21(c)		1,258	1,253,554

Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25		129	128,487

Thrifts & Mortgage Finance — 0.3%(c)
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00% - 5.60%, 04/24/21		408	407,124
Roundpoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 6 Month + 2.45%), 5.83%, 08/08/20		1,036	1,025,909

			1,433,033

Total Floating Rate Loan Interests — 0.6% (Cost: $3,537,431)			3,522,877

Foreign Agency Obligations — 0.5%

Mexico — 0.5%
Petroleos Mexicanos:
6.38%, 02/04/21		85	87,720
6.88%, 08/04/26		252	262,659
6.50%, 03/13/27		1,762	1,771,691
5.35%, 02/12/28		227	210,656
5.63%, 01/23/46		340	280,160
6.75%, 09/21/47		42	38,491

			2,651,377

South Africa — 0.0%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23(b)		200	197,500

Total Foreign Agency Obligations — 0.5% (Cost: $2,821,444)			2,848,877

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 3.2%

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	USD	2,091	$46,261
Republic of Argentina:
8.00%, 10/08/20		147	133,933
6.88%, 04/22/21		155	141,360
4.63%, 01/11/23		301	246,519
8.75%, 05/07/24		145	128,485
7.63%, 04/22/46		192	150,704

			847,262

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29		712	697,760

Colombia — 0.4%
Republic of Colombia:
3.88%, 04/25/27		1,050	1,067,325
7.00%, 06/30/32		3,515,200	1,115,790

			2,183,115

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		145	145,906
5.58%, 02/21/23(b)		200	197,750
6.88%, 04/30/40		185	170,200

			513,856

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		280	306,131

Indonesia — 0.5%
Republic of Indonesia:
4.10%, 04/24/28		270	274,050
8.25%, 05/15/29		28,563,000	2,091,989
8.38%, 03/15/34		4,623,000	332,846
8.38%, 04/15/39		4,119,000	294,318

			2,993,203

Mexico — 0.6%
United Mexican States:
4.15%, 03/28/27		2,233	2,268,728
7.50%, 06/03/27		30	150,111
8.50%, 05/31/29		105	554,761
7.75%, 11/23/34		50	244,793
10.00%, 11/20/36		30	177,769
5.75%, 10/12/2110		216	221,400

			3,617,562

Nigeria — 0.1%
Federal Republic of Nigeria:
13.98%, 02/23/28		19,895	53,480
9.25%, 01/21/49(b)		200	221,500

			274,980

Security		Par (000)	Value

Oman — 0.0%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(b)	USD	245	$245,305

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		390	405,543

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		390	425,490

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28		810	799,875

Qatar — 0.1%
State of Qatar(b):
4.00%, 03/14/29		290	299,020
4.82%, 03/14/49		200	210,250

			509,270

Russia — 0.3%
Russian Federation, 6.90%, 05/23/29		118,452	1,639,896

South Africa — 0.4%
Republic of South Africa:
6.25%, 03/31/36		30,285	1,523,905
9.00%, 01/31/40		5,290	341,409
8.75%, 01/31/44		5,210	327,402
8.75%, 02/28/48		3,667	230,403

			2,423,119

Turkey — 0.0%
Republic of Turkey, 7.63%, 04/26/29		200	197,500

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27		413	435,058

Total Foreign Government Obligations — 3.2% (Cost: $18,545,359)			18,514,925

Municipal Bonds — 5.1%
American Municipal Power, Inc. (Combined Hydroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		50	75,379
Series 2009B, RB, 6.45%, 02/15/44		30	40,399
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.68%, 01/01/37(l)		35	33,553
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		40	46,688
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		90	125,143
Series 2010S-1, RB, 7.04%, 04/01/50		355	543,015
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47		60	67,489
Series 2017, RB, 5.00%, 11/01/50		60	67,291

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47	USD	180	$175,511
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		40	47,380
Series 2017A, RB, 5.00%, 08/15/47		60	67,622
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		35	52,729
Canaveral Port Authority;
Series 2018A, RB, 5.00%, 06/01/45		80	89,926
Series 2018B, RB, 5.00%, 06/01/48		80	92,077
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		60	67,659
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		30	33,167
Series 2016, RB, 5.00%, 01/01/46		30	33,330
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		30	34,601
Series 2016, RB, 5.00%, 07/01/51		25	27,682
Chicago O’Hare International Airport, Series 2018C, RB, 4.47%, 01/01/49		125	137,312
City & County of Denver;
Series 2016A, RB, 5.00%, 08/01/44		100	114,914
Series 2018A-1, RB, 5.00%, 08/01/48		70	80,254
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40		30	34,184
Series 2018A, RB, 5.00%, 11/01/41		50	58,893
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		120	139,272
Series 2016, RB, 5.00%, 08/01/46		130	150,153
City of Austin, Series 2014, RB, 5.00%, 11/15/43		60	67,153
City of Columbia, Series 2018, RB, 5.00%, 02/01/42		40	47,311
City of New York;
Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27		115	119,990
Series 2018F, Sub-Series F-1, GO, 5.00%, 04/01/43		375	440,171
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		50	75,642
City of San Antonio Electric & Gas Systems;
Series 2010A, RB, 5.81%, 02/01/41		160	211,867
Series 2013, RB, 5.00%, 02/01/48(m)		45	49,153
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		25	26,326
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		80	81,277
Series 2016A, RB, 4.14%, 06/01/38		60	62,971
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(i)(j)		410	212,687
Connecticut Housing Finance Authority, Series 2015A, RB, 3.75%, 11/15/40		1,350	1,369,264
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		60	64,967
Series 2015L, RB, 5.00%, 07/01/45		90	100,334

Security		Par (000)	Value

Municipal Bonds (continued)
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34	USD	10	$13,048
County of King, Series 2015A, RB, 5.00%, 07/01/47		60	66,887
County of Miami-Dade;
Series 2017D, RB, 3.35%, 10/01/29		20	19,942
Series 2017D, RB, 3.45%, 10/01/30		35	34,817
Series 2017D, RB, 3.50%, 10/01/31		30	29,946
Series 2018C, RB, 4.06%, 10/01/31		55	57,834
Series 2015A, RB, 5.00%, 10/01/38		10	11,233
Series 2017B, RB, 5.00%, 10/01/40		60	68,846
County of Wake;
Series 2019B, GO, 5.00%, 03/01/20		80	82,546
Series 2019B, GO, 5.00%, 03/01/21		120	127,916
Series 2019B, GO, 5.00%, 03/01/22		120	131,814
Series 2019B, GO, 5.00%, 03/01/23		120	135,650
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		60	68,485
Series 2016A, RB, 5.00%, 12/01/46		90	102,291
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		60	67,808
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		100	111,990
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43		90	105,939
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	16,444
Great Lakes Water Authority, Series 2016C, RB, 5.25%, 07/01/33		20	23,740
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		25	29,276
Series 2016A, RB, 3.65%, 01/15/46		40	40,372
Series 2016B, RB, 3.09%, 09/15/51		135	120,620
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		50	57,136
Indiana Finance Authority (CWA Authority Project);
Series 2015A, RB, 5.00%, 10/01/45		130	145,913
Series 2016A, RB, 5.00%, 10/01/46		420	476,914
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		30	30,920
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		340	360,128
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		30	32,131
Kentucky Turnpike Authority (Revitalization Projects), Series 2010A, RB, 5.00%, 07/01/20		60	62,455
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		30	34,286
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		30	32,904
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		185	266,555

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50	USD	85	$127,370
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		375	498,952
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		50	56,694
Louisville & Jefferson County Metropolitan Sewer District, Series 2017B, RB, 5.00%, 05/15/25		90	106,524
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		60	63,451
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		50	57,004
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		30	35,265
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		30	35,183
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43		80	90,811
Series 2017L, RB, 5.00%, 07/01/44		100	111,962
Series 2016Q, RB, 5.00%, 07/01/47		50	56,393
Series 2018J-2, RB, 5.00%, 07/01/48		70	79,080
Series 2018J-2, RB, 5.00%, 07/01/53		80	89,599
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39		25	26,116
Series 2014B, RB, 4.60%, 12/01/44		40	41,816
Series 2015A, RB, 4.50%, 12/01/48		40	42,138
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		50	56,703
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		30	34,829
Mesquite Independent School District (The Permanent School Fund Guarantee Program), Series 2017B, GO, 5.00%, 08/15/42		60	69,354
Metropolitan Atlanta Rapid Transit Authority;
Series 2018A, RB, 4.00%, 07/01/25		60	68,062
Series 2015B, RB, 5.00%, 07/01/45		50	57,833
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016A, RB, 5.00%, 07/01/40		40	44,805
Series 2016A, RB, 5.00%, 07/01/46		60	67,029
Metropolitan St Louis Sewer District;
Series 2017A, RB, 5.00%, 05/01/42		80	93,534
Series 2017A, RB, 5.00%, 05/01/47		80	93,282
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39		55	74,224
Series 2009C, RB, 7.34%, 11/15/39		520	777,348
Series 2010C-1, RB, 6.69%, 11/15/40		30	40,505
Series 2015A, Sub-Series 2015A-1, RB, 5.00%, 11/15/45		40	44,493
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		90	104,790
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	45,262
Michigan Finance Authority (Henry Ford Health System);

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2016, RB, 5.00%, 11/15/41	USD	30	$33,607
Series 2017A-MI, RB, 5.00%, 12/01/47		190	205,920
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33		30	30,882
Series 2018A, RB, 4.00%, 10/01/43		30	31,065
Series 2018A, RB, 4.05%, 10/01/48		20	20,610
Series 2018A, RB, 4.15%, 10/01/53		80	82,509
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		60	65,792
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		40	45,016
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		60	68,806
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 6.10%, 12/15/28		135	140,166
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		30	34,268
Series 2018A, RB, 5.00%, 12/15/32		535	602,148
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		565	848,641
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		50	54,973
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		40	40,992
Series 2018C-1-B, RB, 3.85%, 11/01/43		110	112,856
Series 2018C-1-A, RB, 4.00%, 11/01/53		120	122,538
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		30	34,385
New York City Transitional Finance Authority Future Tax Secured;
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		170	176,749
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		160	160,504
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		210	219,040
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		40	46,560
New York City Water & Sewer System;
Series 2010AA, RB, 5.75%, 06/15/41		35	46,368
Series 2010EE, RB, 6.01%, 06/15/42		25	34,106
Series 2011EE, RB, 5.38%, 06/15/43		200	211,870
Series 2011AA, RB, 5.44%, 06/15/43		60	77,409
Series 2011EE, RB, 5.50%, 06/15/43		240	255,161
Series 2011CC, RB, 5.88%, 06/15/44		40	54,681
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		30	34,131
Series 2016A, RB, 5.00%, 11/15/46		90	103,683
New York State Dormitory Authority;
Series 2017B, RB, 5.00%, 02/15/36		60	71,057
Series 2017B, RB, 5.00%, 02/15/37		30	35,397
Series 2017B, RB, 5.00%, 02/15/38		30	35,293
Series 2017B, RB, 5.00%, 02/15/40		30	35,107
Series 2010H, RB, 5.39%, 03/15/40		60	72,509

20

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
New York State Urban Development Corp.;
Series 2017B, RB, 3.12%, 03/15/25	USD	100	$102,027
Series 2019B, RB, 3.25%, 03/15/25		100	102,737
Series 2019B, RB, 3.35%, 03/15/26		395	405,744
Series 2017D, RB, 3.32%, 03/15/29		140	140,881
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		30	32,472
Series 2016A, RB, 5.25%, 01/01/50		340	370,807
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		60	71,195
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		60	65,309
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	102,105
Oregon School Boards Association;
Series 2002B, GO, 5.49%, 06/30/23		80	89,668
Series 2005A, GO, 4.76%, 06/30/28		160	174,582
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The)), Series 2015, RB, 5.00%, 06/30/23		310	342,011
Pennsylvania Turnpike Commission;
Series 2016A-1, RB, 5.00%, 12/01/46		50	56,460
Series 2018B, RB, 5.00%, 12/01/48		90	102,874
Port Authority of New York & New Jersey;
Series 165, RB, 5.65%, 11/01/40		95	122,935
Series 181, RB, 4.96%, 08/01/46		190	231,650
Series 180-1, RB, 5.00%, 11/15/47		30	34,460
Series 174, RB, 4.46%, 10/01/62		105	117,635
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		30	33,996
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		40	45,624
Putnam County Development Authority, Series 2018A, RB, 5.00%, 03/15/42		130	149,236
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		40	43,838
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 2.29%, 12/01/35(l)		60	58,741
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		105	119,158
Series 2017B, RB, 5.00%, 07/01/47		50	57,724
Salt River Project Agricultural Improvement & Power District;
Series 2017A, RB, 5.00%, 01/01/36		60	72,317
Series 2015A, RB, 5.00%, 12/01/45		220	250,175
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		30	33,769
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		50	57,963
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		50	58,407
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46		110	124,204
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		250	251,945
South Carolina Ports Authority, Series 2018, RB, 5.00%, 07/01/55		40	44,698

Security		Par (000)	Value

Municipal Bonds (continued)
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23	USD	272	$263,375
Series 2012E, RB, 3.72%, 12/01/23		80	81,607
Series 2010C, RB, 6.45%, 01/01/50		136	189,298
State of California;
, GO, 5.00%, 10/01/25		160	192,096
Series 2009, GO, 7.50%, 04/01/34		60	86,619
Series 2018, GO, 4.60%, 04/01/38		815	868,268
Series 2009, GO, 7.55%, 04/01/39		85	129,091
Series 2009, GO, 7.30%, 10/01/39		85	122,998
Series 2009, GO, 7.35%, 11/01/39		340	494,884
State of Colorado, Series 2018N, COP, 5.00%, 03/15/38		1,030	1,216,378
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		155	155,766
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20		50	51,421
Series 2017D, GO, 5.00%, 11/01/22		20	21,563
Series 2017D, GO, 5.00%, 11/01/24		150	164,040
Series 2017A, GO, 5.00%, 12/01/24		30	32,838
Series 2017D, GO, 5.00%, 11/01/25		400	440,984
Series 2017D, GO, 5.00%, 11/01/26		980	1,081,587
Series 2003, GO, 5.10%, 06/01/33		580	569,920
State of Minnesota, Series 2018A, GO, 5.00%, 08/01/36		170	207,619
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/36		90	102,772
Series 2017A, GO, 5.00%, 05/01/37		70	79,795
State of Texas;
Series 2016, GO, 5.00%, 04/01/40		40	46,197
Series 2016, GO, 5.00%, 04/01/43		70	80,485
State of Washington;
Series 2016A-1, GO, 5.00%, 08/01/40		100	114,013
Series 2018B, GO, 5.00%, 08/01/40		40	46,966
Series 2017D, GO, 5.00%, 02/01/41		60	69,964
Series 2018B, GO, 5.00%, 08/01/41		40	46,981
State of West Virginia, Series 2018B, GO, 5.00%, 12/01/40		10	11,897
State of Wisconsin;
Series 2019A, RB, 5.00%, 05/01/25		80	95,117
Series 2017C, RB, 3.15%, 05/01/27		65	65,361
Series 2017B, GO, 5.00%, 05/01/36		50	57,308
Series 2017B, GO, 5.00%, 05/01/38		50	57,207
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		100	101,584
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		30	31,096
Series 2018-3, RB, 3.85%, 07/01/43		20	20,494
Series 2018-3, RB, 3.95%, 01/01/49		10	10,274
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		75	74,994
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		30	34,842
Texas Water Development Board (State Water Plan projects), Series 2017A, RB, 5.00%, 04/15/23		140	158,498
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		125	124,719
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	64,730
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		100	101,762
Series 2013AJ, RB, 4.60%, 05/15/31		225	251,107

21

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds (continued)
Series 2012AD, RB, 4.86%, 05/15/2112	USD	20	$22,501
University of California Medical Center;
Series 2016L, RB, 5.00%, 05/15/47		50	56,745
Series 2009F, RB, 6.58%, 05/15/49		75	103,827
University of Delaware, Series 2018, RB, 4.22%, 11/01/58		75	81,364
University of Houston, Series 2017A, RB, 5.00%, 02/15/36		90	103,926
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		40	45,576
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		90	98,311
Series 2017, RB, 5.00%, 12/31/56		80	87,150
Washington Metropolitan Area Transit Authority, Series 2017B, RB, 5.00%, 07/01/36		40	47,342
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		50	59,003
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19		25	25,136
Series 2016A, RB, 5.00%, 06/01/20		30	31,079
Series 2016A, RB, 5.00%, 06/01/21		30	31,958
Series 2016A, RB, 5.00%, 06/01/22		30	32,845
Series 2016A, RB, 5.00%, 06/01/23		25	28,023
Series 2016A, RB, 5.00%, 06/01/24		25	28,617
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		30	32,984

Total Municipal Bonds — 5.1% (Cost: $28,088,624)			28,968,981

Non-Agency Mortgage-Backed Securities — 4.6%

Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.84%, 06/25/35(d)		165	143,871
Series 2005-72, Class A3, 3.09%, 01/25/36(d)		82	69,697
Series 2005-76, Class 2A1, 3.40%, 02/25/36(d)		28	25,384
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		69	53,480
Series 2006-15CB, Class A1, 6.50%, 06/25/36		11	8,344
Series 2006-OA14, Class 1A1, 4.13%, 11/25/46(d)		98	84,984
Series 2006-OA16, Class A4C, 2.83%, 10/25/46(d)		152	99,515
Series 2006-OA6, Class 1A2, 2.70%, 07/25/46(d)		44	42,024
Series 2006-OA8, Class 1A1, 2.68%, 07/25/46(d)		15	14,284
Series 2006-OC10, Class 2A3, 2.72%, 11/25/36(d)		59	46,511
Series 2006-OC7, Class 2A3, 2.74%, 07/25/46(d)		86	68,790

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	USD	15	$10,506
Series 2007-OA3, Class 1A1, 2.63%, 04/25/47(d)		26	24,469
American Home Mortgage Assets Trust(d):
Series 2006-3, Class 2A11, 3.34%, 10/25/46		69	60,797
Series 2006-4, Class 1A12, 2.70%, 10/25/46		84	60,651
Series 2006-5, Class A1, 3.32%, 11/25/46		130	65,197
Series 2007-1, Class A1, 3.10%, 02/25/47		69	42,503
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.39%, 07/31/57		239	74,107
Series 2016-3, Class 3A, 5.34%, 09/27/46(c)		224	227,101
Series 2016-3, Class 4A, 5.09%, 04/27/47(c)		51	49,722
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(c)(d)		92	94,879
Bear Stearns Mortgage Funding Trust(d):
Series 2006-SL1, Class A1, 2.77%, 08/25/36		63	62,939
Series 2007-AR2, Class A1, 2.66%, 03/25/37		172	157,340
Series 2007-AR3, Class 1A1, 2.63%, 03/25/37		19	18,265
Series 2007-AR4, Class 1A1, 2.69%, 09/25/47		77	71,289
Series 2007-AR4, Class 2A1, 2.70%, 06/25/37		25	23,531
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		970	713,162
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 3.36%, 04/25/46(d)		161	80,354
Series 2006-OA5, Class 3A1, 2.69%, 04/25/46(d)		28	25,903
Series 2007-15, Class 2A2, 6.50%, 09/25/37		259	190,680
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(b)(d)		290	294,744
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		78	69,004
Series 2008-2, Class 1A1, 6.50%, 06/25/38		105	89,568
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		281	159,970
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.84%, 11/25/35(d)		47	16,167
CSMC Trust(b)(d):
Series 2009-5R, Class 4A4, 3.92%, 06/25/36		76	70,071
Series 2014-11R, Class 16A1, 4.07%, 09/27/47		53	54,012
Series 2015-6R, Class 5A1, 2.85%, 03/27/36		5	5,180
Series 2015-6R, Class 5A2, 2.85%, 03/27/36(c)		60	33,684
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.66%, 08/25/47(d)		179	123,987
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		14	12,317
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.40%, 03/25/36(d)		28	26,768
GSMPS Mortgage Loan Trust(b)(d):
Series 2005-RP1, Class 1AF, 2.84%, 01/25/35		52	48,162
Series 2005-RP2, Class 1AF, 2.84%, 03/25/35		62	57,993

22

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2006-RP1, Class 1AF1, 2.84%, 01/25/36	USD	47	$41,225
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		14	15,112
HarborView Mortgage Loan Trust(d):
Series 2007-3, Class 2A1B, 2.71%, 05/19/47		186	149,093
Series 2007-4, Class 2A2, 2.73%, 07/19/47		186	165,393
IndyMac INDX Mortgage Loan Trust(d):
Series 2007-AR19, Class 3A1, 3.74%, 09/25/37		92	64,941
Series 2007-FLX5, Class 2A2, 2.73%, 08/25/37		171	150,879
Lehman XS Trust, Series 2007-20N, Class A1, 3.64%, 12/25/37(d)		35	32,015
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 4.19%, 03/01/24(a)(b)		220	220,000
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.83%, 08/25/37(b)(c)(d)		30	23,786
MCM Capital Partners I LP, 4.00%, 06/01/57(c)		223	219,165
MCM Trust(b)(c):
Series 2018-NPL2, Class A, 4.00%, 10/25/28		978	967,254
Series 2018-NPL2, Class B, 0.00%, 10/25/28		979	279,088
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.70%, 04/25/37(d)		224	192,452
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.83%, 04/16/36(b)(d)		430	381,866
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(b)(e)		817	823,561
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.91%, 06/25/37(d)		18	14,845
RALI Trust, Series 2007-QH9, Class A1, 3.67%, 11/25/37(d)		41	36,288
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 2.89%, 09/25/35(b)(d)		7	6,237
Seasoned Credit Risk Transfer Trust(d):
Series 2017-3, Class M2, 4.75%, 07/25/56(b)		100	96,695
Series 2018-1, Class BX, 4.32%, 05/25/57(c)		20	10,128
Series 2018-1, Class M, 4.75%, 05/25/57		20	19,498
Series 2018-3, Class M, 4.75%, 08/25/57(b)		90	85,810
STACR Trust, Series 2018-DNA2, Class M2, 4.64%, 12/25/30(b)(d)		47	47,055
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.96%, 04/25/36(d)		78	64,861
Structured Asset Mortgage Investments II Trust(d):
Series 2006-AR4, Class 3A1, 2.68%, 06/25/36(c)		100	86,852
Series 2006-AR5, Class 2A1, 2.70%, 05/25/46		64	54,112
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, 3.02%, 01/25/45(d)		102	80,803
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		96	87,254
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		47	40,836

			8,229,010

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 2.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(d)	USD	200	$190,113
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.60%, 09/15/34(b)(d)		150	150,468
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(d)		100	98,337
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.58%, 04/15/35(b)(d)		70	70,000
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2015-200P, Class F, 3.60%, 04/14/33		300	289,916
Series 2016-ISQ, Class E, 3.61%, 08/14/34		200	186,669
Series 2017-SCH, Class CL, 3.98%, 11/15/32		100	100,000
Series 2017-SCH, Class DL, 4.48%, 11/15/32		100	100,000
Series 2018-DSNY, Class D, 4.18%, 09/15/34		650	648,870
Series 2019-AHT, Class C, 4.05%, 03/15/34		100	100,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.42%, 01/15/49(d)		10	10,169
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.33%, 01/15/33(b)(d)		88	86,981
Bayview Commercial Asset Trust(b)(d):
Series 2005-2A, Class A1, 2.80%, 08/25/35		57	54,503
Series 2005-4A, Class A1, 2.79%, 01/25/36		52	49,692
Series 2005-4A, Class M1, 2.94%, 01/25/36		38	36,317
Series 2006-1A, Class A2, 2.85%, 04/25/36		13	12,563
Series 2006-3A, Class A1, 2.74%, 10/25/36		24	22,936
Series 2006-3A, Class A2, 2.79%, 10/25/36		20	19,161
Series 2007-2A, Class A1, 2.76%, 07/25/37		36	33,640
Series 2007-4A, Class A1, 2.94%, 09/25/37		191	180,656
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 3.21%, 03/15/37(b)(d)		35	34,671
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	101,332
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26, Series 2007-T26, Class AM, 5.46%, 01/12/45(d)		36	36,130
Benchmark Mortgage Trust:
Series 2018-B5, Class A4, 4.21%, 07/15/51		50	53,764
Series 2019-B10, Class 3CCA, 1.00%, 03/15/62(b)(d)		198	193,930
Series 2019-B9, Class A5, 4.02%, 03/15/52		16	16,981
Series 2019-B9, Class C, 4.97%, 03/15/52(d)		128	137,049
BHMS, Series 2018-ATLS, Class A, 3.73%, 07/15/35(b)(d)		140	139,779
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	152,914
Series 2013-1515, Class C, 3.45%, 03/10/33		105	104,029
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 5.48%, 11/15/35(b)(d)		433	434,775
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.55%, 08/13/37		60	58,325
Series 2017-CC, Class E, 3.55%, 08/13/37		110	101,062
Series 2017-GM, Class D, 3.42%, 06/13/39		200	194,269
Series 2017-GM, Class E, 3.42%, 06/13/39		50	46,705
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 4.23%, 12/15/37(a)(b)		218	218,543
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(d)		20	20,371
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		32	32,572

23

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	26	$26,551
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	30,992
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,392
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)		126	132,758
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 04/10/28(b)(d)		100	100,871
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 3.27%, 07/15/32		190	190,000
Series 2017-BIOC, Class D, 4.08%, 07/15/32		110	110,138
Series 2017-BIOC, Class E, 4.63%, 07/15/32		270	270,000
Citigroup Commercial Mortgage Trust(d):
Series 2016-C1, Class C, 4.95%, 05/10/49		40	42,556
Series 2016-GC37, Class C, 4.92%, 04/10/49		20	20,906
Series 2016-P3, Class C, 4.83%, 04/15/49		10	10,503
Series 2016-P3, Class D, 2.80%, 04/15/49(b)		20	16,567
CLNS Trust, Series 2017-IKPR, Class E, 5.99%, 06/11/32(b)(d)		63	63,236
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		30	31,669
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.64%, 06/10/44(b)(d)		95	95,816
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	185,462
Series 2014-CR17, Class A5, 3.98%, 05/10/47		59	61,773
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	52,028
Series 2014-LC15, Class A4, 4.01%, 04/10/47		50	52,364
Series 2014-TWC, Class E, 5.75%, 02/13/32(b)(d)		50	50,031
Series 2014-UBS4, Class C, 4.63%, 08/10/47(d)		50	50,653
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(b)(d)		350	348,883
Series 2015-CR25, Class A4, 3.76%, 08/10/48		100	103,796
Series 2015-LC19, Class A4, 3.18%, 02/10/48		59	59,556
Series 2015-LC19, Class C, 4.26%, 02/10/48(d)		10	10,227
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		20	17,677
Series 2015-LC21, Class C, 4.30%, 07/10/48(d)		150	152,656
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(d)		100	92,771
Core Industrial Trust(b):
Series 2015-TEXW, Class A, 3.08%, 02/10/34		99	99,974
Series 2015-WEST, Class A, 3.29%, 02/10/37		540	547,508
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39(b)(d)		330	330,114
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		50	51,141
Series 2018-CX11, Class A5, 4.03%, 04/15/51(d)		30	31,598

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSMC Trust(b):
Series 2015-GLPB, Class A, 3.64%, 11/15/34	USD	100	$102,692
Series 2017-PFHP, Class A, 3.43%, 12/15/30(d)		60	59,791
Series 2017-TIME, Class A, 3.65%, 11/13/39		100	100,860
CSWF, Series 2018-TOP, Class A, 3.48%, 08/15/35(b)(d)		100	99,724
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		140	142,918
Series 2017-BRBK, Class E, 3.53%, 10/10/34(d)		310	299,458
Series 2017-BRBK, Class F, 3.53%, 10/10/34(c)(d)		80	73,145
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(b)(d)		100	102,691
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 3.31%, 06/15/35(b)(d)		160	159,414
GPMT Ltd., Series 2018-FL1, Class A, 3.39%, 11/21/35(b)(d)		76	76,092
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(d)		330	326,640
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		100	112,462
Series 2013-KING, Class D, 3.44%, 12/10/27(d)		124	123,428
Series 2013-KING, Class E, 3.44%, 12/10/27(d)		460	456,797
GS Mortgage Securities Corp. Trust(b):
Series 2017-500K, Class D, 3.78%, 07/15/32(d)		10	9,959
Series 2017-500K, Class E, 3.98%, 07/15/32(d)		20	19,944
Series 2017-500K, Class F, 4.28%, 07/15/32(d)		110	109,691
Series 2017-GPTX, Class A, 2.86%, 05/10/34		100	99,420
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.41%, 07/10/48(d)		30	30,878
Series 2017-GS6, Class A3, 3.43%, 05/10/50		150	152,013
Series 2017-GS7, Class A4, 3.43%, 08/10/50		76	76,942
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	17,740
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	109,759
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		100	102,162
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(d)		100	96,808
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	51,955
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(d)		100	96,347
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 3.90%, 03/15/50(d)		110	108,881
Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(d)		100	97,424
Series 2017-JP7, Class B, 4.05%, 09/15/50		10	10,247

24

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust(d):
Series 2017-C5, Class C, 4.51%, 03/15/50	USD	300	$307,914
Series 2017-C5, Class D, 4.57%, 03/15/50(b)		121	117,362
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.78%, 06/15/45(b)(d)		100	102,005
Series 2014-C20, Class A5, 3.80%, 07/15/47		70	72,822
Series 2015-JP1, Class D, 4.24%, 01/15/49(d)		50	47,910
Series 2015-UES, Class D, 3.62%, 09/05/32(b)(d)		130	129,916
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(d)		100	99,252
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(d)		150	146,684
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.74%, 03/25/37(b)(d)		45	43,167
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(d)		101	101,633
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 09/12/42(b)(d)		100	101,764
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		140	146,255
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		46	40,569
Morgan Stanley Capital I Trust:
Series 2006-T21, Class AJ, 5.27%, 10/12/52(d)		6	5,606
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		76	80,487
Series 2015-MS1, Class D, 4.03%, 05/15/48(b)(d)		100	92,568
Series 2017-CLS, Class F, 5.08%, 11/15/34(b)(d)		211	209,809
Series 2017-H1, Class A5, 3.53%, 06/15/50		20	20,438
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		100	99,187
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		140	113,179
Series 2017-JWDR, Class D, 4.43%, 11/15/34(b)(d)		30	30,056
Series 2017-JWDR, Class E, 5.53%, 11/15/34(b)(d)		60	60,262
Series 2019-AGLN, Class D, 4.25%, 03/15/34(b)(d)		150	150,000
Series 2019-AGLN, Class F, 5.10%, 03/15/34(a)(b)		150	150,000
Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.18%, 07/15/51		10	10,708
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(b)(d)		190	178,594
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		100	99,700
Resource Capital Corp. Ltd.(b)(d):
Series 2017-CRE5, Class A, 3.28%, 07/15/34		7	6,553
Series 2017-CRE5, Class B, 4.48%, 07/15/34		38	37,643
Velocity Commercial Capital Loan Trust(d):
Series 2016-2, Class M4, 7.23%, 10/25/46		100	103,884
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		164	163,538
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		82	81,809

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.83%, 06/15/29(b)(d)	USD	120	$119,997
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		20	19,410
Series 2015-C31, Class A4, 3.70%, 11/15/48		50	51,758
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		110	114,176
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		20	20,661
Series 2015-P2, Class A4, 3.81%, 12/15/48		70	73,011
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		78	65,833
Series 2017-C38, Class A5, 3.45%, 07/15/50		42	42,569
Series 2017-C39, Class C, 4.12%, 09/15/50		20	19,679
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(d)		83	79,102
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		60	49,100
Series 2017-HSDB, Class A, 3.35%, 12/13/31(b)(d)		151	150,599
Series 2018-C44, Class A5, 4.21%, 05/15/51		770	826,702
Series 2019-C49, Class A5, 4.02%, 03/15/52		100	105,451
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 3.43%, 03/15/44(b)(d)		3	2,939
Series 2014-C21, Class A5, 3.68%, 08/15/47		60	62,038

			16,349,940

Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)		149	32,337

Interest Only Commercial Mortgage-Backed Securities — 0.3%
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.56%, 12/15/35(b)(d)		15,000	525,750
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50(d)		1,000	44,416
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)(d)		1,030	64,272
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)(d)		3,475	111,631
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.67%, 01/15/52(d)		4,998	259,211
Series 2019-B9, Class XA, 1.05%, 03/15/52		1,050	87,364
CFCRE Commercial Mortgage Trust(d):
Series 2016-C4, Class XA, 1.73%, 05/10/58		177	16,352
Series 2016-C4, Class XB, 0.73%, 05/10/58		170	7,990
Commercial Mortgage Trust(d):
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		1,916	10,557
Series 2015-CR25, Class XA, 0.91%, 08/10/48		964	41,405
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50(d)		1,430	23,856
JPMBB Commercial Mortgage Securities Trust(d):
Series 2014-C22, Class XA, 0.87%, 09/15/47		1,243	45,820
Series 2014-C23, Class XA, 0.71%, 09/15/47		1,387	37,112
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(d)		1,800	86,550

25

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(d)	USD	900	$41,580
Morgan Stanley Bank of America Merrill Lynch Trust(d):
Series 2014-C19, Class XF, 1.19%, 12/15/47(b)		130	6,798
Series 2015-C22, Class XA, 1.10%, 04/15/48		38	1,796
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)		120	9,222
Series 2016-C31, Class XA, 1.43%, 11/15/49		973	75,472
Morgan Stanley Capital I Trust(d):
Series 2016-UBS9, Class XD, 1.54%, 03/15/49(b)		1,000	94,640
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)		110	16,520
Series 2019-L2, Class XA, 1.20%, 03/15/52		386	32,084
One Market Plaza Trust(b)(d):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,880	7,708
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		376	4
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.01%, 12/15/51(d)		1,158	88,049
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)(d)		1,000	74,380

			1,810,539

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(h)		119	9,800

Total Non-Agency Mortgage-Backed Securities — 4.6% (Cost: $26,263,210)			26,431,626

		Beneficial Interest (000)

Other Interests — 0.0%(c)(i)(j)(n)

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII		185	—
Lehman Brothers Holdings, Inc.		1,365	—

			—

Total Other Interests — 0.0%			—

		Par (000)

Capital Trusts — 0.2%

Capital Markets — 0.1%(g)(k)
Bank of New York Mellon Corp. (The), Series F, 4.62%(j)		270	255,150
State Street Corp., Series H, 5.63%		335	337,512

			592,662

Security		Par (000)	Value

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(g)(j)	USD	420	$426,300

Total Capital Trusts — 0.2% (Cost: $1,028,901)			1,018,962

U.S. Government Sponsored Agency Securities — 42.1%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.94%, 03/25/30(a)		250	268,237

Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.:
Series 2018-K77, Class B, 4.16%, 05/25/51(b)		20	20,373
Series K058, Class A2, 2.65%, 08/25/26		31	30,664
Series K064, Class A2, 3.22%, 03/25/27		59	60,459
Series K076, Class A2, 3.90%, 04/25/28		42	45,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(k):
Series K077, Class A2, 3.85%, 05/25/28		90	96,390
Series K083, Class A2, 4.05%, 09/25/28		170	184,870
Federal Home Loan Mortgage Corp. Variable Rate Notes(k):
Series 2017-K64, Class B, 3.98%, 05/25/50(b)		20	20,298
Series 2018-K732, Class B, 4.06%, 05/25/25(b)		100	100,917
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		80	81,799
Series 2018-SB53, Class A10F, 3.66%, 06/25/28		48	49,435
Series K063, Class A2, 3.43%, 01/25/27		130	135,108
Series K085, Class A2, 4.06%, 10/25/28		71	77,302
Series KL4F, Class A2AS, 3.68%, 10/25/25		71	73,559
Federal National Mortgage Association ACES, Series 2018-M12, Class A1, 3.55%, 02/25/30		8	8,235
Federal National Mortgage Association ACES Variable Rate Notes(k):
Series 2017-M7, Class A2, 2.96%, 02/25/27		190	190,302
Series 2018-M14, Class A2, 3.58%, 08/25/28		1,029	1,074,998
Series 2019-M1, Class A2, 3.56%, 09/25/28		100	104,526
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		33	31,366
Series 2016-158, Class VA, 2.00%, 03/16/35		89	81,892

			2,467,621

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series KW03, Class X1, 0.85%, 06/25/27(k)		268	14,085
Federal National Mortgage Association ACES Variable Rate Notes(k):
Series 2013-M5, Class X2, 2.21%, 01/25/22		331	9,517
Series 2017-M12, Class X, 0.33%, 06/25/27		466	9,433

26

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2013-191, 0.74%, 11/16/53(k)	USD	99	$3,417
Series 2013-63, 0.79%, 09/16/51(k)		606	31,897
Series 2015-171, 0.87%, 11/16/55(k)		217	12,850
Series 2015-173, 0.89%, 09/16/55(k)		227	14,945
Series 2015-48, 0.69%, 02/16/50(k)		193	8,730
Series 2016-110, 1.03%, 05/16/58(k)		195	15,143
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		293	26,696
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(a)		202	16,793
Series 2016-125, 1.06%, 12/16/57(k)		294	23,258
Series 2016-128, 0.95%, 09/16/56(k)		152	11,902
Series 2016-152, 0.93%, 08/15/58(k)		1,020	77,331
Series 2016-162, 1.00%, 09/16/58(k)		125	10,088
Series 2016-26, 0.96%, 02/16/58(k)		595	42,497
Series 2016-34, 0.99%, 01/16/58(k)		330	25,497
Series 2016-67, 1.17%, 07/16/57(k)		247	19,799
Series 2016-87, 1.00%, 08/16/58(k)		268	20,186
Series 2017-100, 0.81%, 05/16/59(k)		303	20,488
Series 2017-151, 0.71%, 09/16/57(k)		468	28,110

			442,662

Mortgage-Backed Securities — 41.5%
Federal Home Loan Mortgage Corp.:
2.50%, 02/01/24 - 04/01/31		696	693,807
2.50%, 04/15/34(o)		1,966	1,954,941
3.00%, 09/01/27 - 12/01/46		4,244	4,248,367
3.00%, 04/15/34 - 04/15/49(o)		7,278	7,275,991
3.50%, 09/01/30 - 01/01/48		9,565	9,789,362
3.50%, 04/15/34 - 04/15/49(o)		3,280	3,333,113
4.00%, 08/01/40 - 08/01/47		2,855	2,981,697
4.00%, 04/15/49(o)		6,309	6,494,204
4.50%, 02/01/39 - 08/01/48		2,690	2,863,822
4.50%, 04/15/49(o)		1,519	1,585,233
5.00%, 10/01/41 - 11/01/41		188	202,735
5.00%, 04/15/49(o)		958	1,014,432
5.50%, 02/01/35 - 06/01/41		213	233,510
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		632	615,563
2.50%, 09/01/27 - 02/01/33		3,469	3,455,087
2.50%, 04/25/34(o)		708	704,074
3.00%, 04/01/28 - 03/01/47		10,115	10,153,077
3.00%, 04/25/34 - 04/25/49(o)		8,444	8,438,575
3.50%, 03/01/29 - 01/01/48		14,250	14,571,241
3.50%, 04/25/34 - 04/25/49(o)		4,266	4,331,286
4.00%, 08/01/31 - 08/01/48		20,033	20,930,858
4.00%, 04/25/34 - 05/25/49(o)		3,658	3,763,134
4.50%, 02/01/25 - 07/01/48		5,680	6,027,559
4.50%, 04/25/49 - 05/25/49(o)		48,411	50,417,812
5.00%, 02/01/35 - 01/01/49		8,955	9,506,561
5.00%, 04/25/49(o)		7,195	7,606,578
5.50%, 02/01/35 - 03/01/40		626	681,183
5.50%, 04/25/49(o)		987	1,053,781
6.00%, 04/01/35 - 06/01/41		514	567,231
6.00%, 04/25/49(o)		172	185,347
6.50%, 05/01/40		141	161,720

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46	USD	6,320	$6,359,086
3.00%, 04/15/49(o)		1,420	1,425,599
3.50%, 01/15/42 - 11/20/46		16,228	16,608,373
3.50%, 04/15/49(o)		394	402,928
4.00%, 04/20/39 - 10/20/46		767	798,927
4.00%, 04/15/49 - 05/15/49(o)		17,590	18,149,922
4.50%, 12/20/39 - 09/20/48		742	780,451
4.50%, 04/15/49(o)		4,782	4,966,649
5.00%, 12/15/38 - 07/20/44		194	207,766
5.00%, 04/15/49 - 05/15/49(o)		2,806	2,930,422

			238,472,004

Total U.S. Government Sponsored Agency Securities — 42.1% (Cost: $240,103,052)			241,650,524

U.S. Treasury Obligations — 12.7%
U.S. Treasury Bonds:
4.25%, 05/15/39		430	537,601
4.50%, 08/15/39		417	538,402
4.38%, 11/15/39		419	532,425
3.13%, 02/15/43		1,632	1,729,219
2.88%, 05/15/43 - 11/15/46		2,106	2,137,021
3.63%, 08/15/43		1,557	1,788,847
3.75%, 11/15/43		1,653	1,937,820
3.00%, 02/15/47 - 02/15/49		1,345	1,394,021
3.00%, 08/15/48(p)		2,862	2,962,617
U.S. Treasury Notes:
1.25%, 08/31/19		4,183	4,161,431
1.00%, 10/15/19		4,183	4,150,157
1.63%, 06/30/20 - 10/31/23		7,481	7,369,592
2.63%, 08/31/20 - 02/15/29		10,886	10,950,032
1.13%, 06/30/21		2,259	2,204,025
2.25%, 07/31/21 - 02/15/27		7,971	7,951,549
2.13%, 09/30/21		2,929	2,919,389
1.88%, 04/30/22		2,929	2,897,422
2.75%, 08/31/23 - 08/31/25		7,900	8,080,211
2.50%, 01/31/24		91	92,060
2.38%, 02/29/24		261	262,703
2.00%, 04/30/24 - 11/15/26		7,797	7,673,500
2.88%, 08/15/28		679	705,470

Total U.S. Treasury Obligations — 12.7% (Cost: $71,998,887)			72,975,514

Total Long-Term Investments — 115.6%
(Cost:$657,245,991)			664,112,503

Short-Term Securities — 5.5%

Borrowed Bond Agreements — 1.0%(q)
Merrill Lynch, Pierce, Fenner& Smith Inc., 3.00%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 2,184,741, collateralized by U.S. Treasury Bonds, 3.38%, due at 11/15/48, par and fair value of USD 1,948,000 and $2,167,987, respectively)		2,184	2,184,195

27

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.00%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 3,383,853, collateralized by U.S. Treasury Notes, 3.13%, due at 11/15/28, par and fair value of USD 3,158,000 and $3,349,824, respectively)	USD	3,383	$3,383,008
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 52,927, collateralized by U.S. Treasury Notes, 2.88%, due at 11/30/23, par and fair value of USD 51,000 and $52,438, respectively)		53	52,912
Merrill Lynch, Pierce, Fenner & Smith Inc., 3.40%, 04/01/19 (Purchased on 03/29/19 to be repurchased at USD 71,858, collateralized by U.S. Treasury Notes, 2.88%, due at 11/15/21, par and fair value of USD 70,000 and $71,091, respectively)		72	71,838

Total Borrowed Bond Agreements — 1.0% (Cost:$5,691,953)			5,691,953

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills(r):
17.53%, 07/30/19		1,475	79,975
18.69%, 08/06/19		1,475	79,892
18.48%, 08/20/19		1,475	79,540
20.56%, 08/27/19		1,500	80,572
17.65%, 09/10/19		2,950	156,032
18.62%, 11/05/19		1,475	77,301

			553,312

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills(r):
14.77%, 04/04/19		15,328	42,460
13.02%, 05/02/19		8,525	23,396
13.36%, 07/04/19		8,527	22,911
14.34%, 08/15/19		17,054	44,972
14.38%, 09/12/19		11,370	29,628
14.33%, 10/03/19		5,685	14,657
14.68%, 01/16/20		11,370	28,148

			206,172

Total Foreign Government Obligations — 0.1%
(Cost:$753,723)			759,484

		Shares

Money Market Funds — 4.4%(s)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(t)		25,117,603	25,117,603

Security		Shares	Value

Money Market Funds (continued)
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.26%	USD	5,030	$5,030

Total Money Market Funds — 4.4%
(Cost:$25,122,633)			25,122,633

Total Short-Term Securities — 5.5%
(Cost:$31,568,309)			31,574,070

Total Options Purchased — 0.0% (Cost: $501,362)			146,631

Total Investments Before Options Written, Borrowed Bonds and TBASale Commitments—121.1% (Cost: $689,315,662)			695,833,204

Total Options Written — 0.0% (Premium Received — $204,834)			(115,770)

		Par (000)

Borrowed Bonds — (1.0)%

U.S. Treasury Obligations — (1.0)%
U.S. Treasury Bonds:
3.38%, 11/15/48		1,948	(2,167,987)
U.S. Treasury Notes:
2.88%, 11/15/21—11/30/23		121	(123,529)
3.13%, 11/15/28		3,158	(3,349,824)
Total Borrowed Bonds — (1.0)% (Proceeds: $5,454,531)			(5,641,340)

TBA Sale Commitments— (18.7)%(o)

Mortgage-Backed Securities — (18.7)%
Federal Home Loan Mortgage Corp.:
3.50%, 04/15/34 - 04/15/49		3,280	(3,333,113)
4.00%, 04/15/49		6,309	(6,494,204)
4.50%, 04/15/49		1,519	(1,585,233)
5.00%, 04/15/49		958	(1,014,432)
Federal National Mortgage Association:
2.00%, 04/25/34		717	(698,242)
2.50%, 04/25/34		175	(173,956)
3.00%, 04/25/34		1,242	(1,253,422)
3.50%, 04/25/34 - 04/25/49		26,559	(26,924,755)
4.00%, 04/25/34 - 04/25/49		20,584	(21,173,983)
4.50%, 04/25/49		36,934	(38,481,332)
5.00%, 04/25/49 - 05/25/49		1,832	(1,936,313)
Government National Mortgage Association:
4.00%, 04/15/49		3,055	(3,154,228)
4.50%, 04/15/49		100	(104,049)
5.00%, 04/15/49		1,000	(1,044,703)

Total TBA Sale Commitments — (18.7)% (Proceeds: $107,103,204)			(107,371,965)

28

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Security	Par (000)		Value

Investments Sold Short — 0.0%

Foreign Agency Obligations — 0.0%

Argentina — 0.0%
YPF SA, 8.50%, 03/23/21	USD	24	$(24,096)

Total Foreign Agency Obligations — 0.0% (Proceeds: $24,180)			(24,096)

Total Investments Sold Short — 0.0% (Proceeds: $24,180)			(24,096)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 101.4% (Cost: $576,528,913)			582,680,033

Liabilities in Excess of Other Assets — (1.4)%			(7,878,610)

Net Assets — 100.0%			$574,801,423

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Amount is less than $500.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)	When-issued security.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(o)	Represents or includes a TBA transaction.
(p)	All or a portion of security has been pledged in connection with outstanding futures contracts.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	Annualized 7-day yield as of period end.

29

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

(t)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	22,894,841	2,222,762	25,117,603	$25,117,603	$92,660	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

30

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Note	96	06/19/19	$12,747	$324,849
U.S. Treasury Long Bond	41	06/19/19	6,136	153,156
U.S. Treasury Ultra Bond	154	06/19/19	25,872	948,734
U.S. Treasury 2 Year Note	318	06/28/19	67,764	236,018
U.S. Treasury 5 Year Note	325	06/28/19	37,644	209,394
90-day Eurodollar	224	12/16/19	54,639	114,041

				1,986,192

Short Contracts
U.S. Treasury 10 Year Note	268	06/19/19	33,291	(240,601)
90-day Eurodollar	224	12/14/20	54,799	(175,943)

				(416,544)

				$1,569,648

31

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	743,320	BRL	2,866,155	BNP Paribas SA	04/02/19	$11,290
USD	537,757	BRL	2,034,148	Goldman Sachs International	04/02/19	18,226
USD	340,000	BRL	1,308,779	JPMorgan Chase Bank NA	04/02/19	5,731
USD	87,290	BRL	326,282	UBS AG	04/02/19	3,956
USD	112,000	COP	349,496,000	Natwest Markets plc	04/05/19	2,392
USD	108,750	KRW	122,278,500	JPMorgan Chase Bank NA	04/05/19	1,102
MXN	5,482,675	USD	281,000	Citibank NA	04/10/19	1,101
USD	141,000	CLP	92,782,230	BNP Paribas SA	04/10/19	4,655
USD	141,000	CLP	94,272,600	JPMorgan Chase Bank NA	04/10/19	2,464
USD	252,000	TRY	1,396,873	Citibank NA	04/10/19	5,396
IDR	2,496,768,124	USD	174,376	BNP Paribas SA	04/15/19	435
IDR	1,540,314,688	USD	107,624	Deutsche Bank AG	04/15/19	221
USD	132,000	MXN	2,561,909	Morgan Stanley & Co. International plc	04/15/19	288
CAD	266,701	USD	199,000	Deutsche Bank AG	04/17/19	651
COP	358,874,042	USD	112,394	Standard Chartered Bank	04/17/19	72
MXN	2,217,512	USD	113,000	Citibank NA	04/17/19	969
MXN	2,181,738	USD	112,000	HSBC Bank plc	04/17/19	131
TRY	201,425	USD	35,000	Citibank NA	04/17/19	348
TRY	373,100	USD	65,000	JPMorgan Chase Bank NA	04/17/19	476
USD	43,000	ARS	1,861,900	BNP Paribas SA	04/17/19	895
USD	142,011	AUD	199,000	Goldman Sachs International	04/17/19	667
USD	199,000	CAD	264,632	Morgan Stanley & Co. International plc	04/17/19	897
USD	228,528	CLP	154,612,018	BNP Paribas SA	04/17/19	1,321
USD	112,394	COP	356,019,234	Natwest Markets plc	04/17/19	822
USD	220,000	MXN	4,232,484	Barclays Bank plc	04/17/19	2,471
USD	171,792	MXN	3,287,068	Goldman Sachs International	04/17/19	2,853
USD	114,000	TRY	645,468	Citibank NA	04/17/19	726
ZAR	3,073,788	USD	212,000	Barclays Bank plc	04/17/19	647
ZAR	3,073,958	USD	212,000	Goldman Sachs International	04/17/19	659
USD	35,000	ARS	1,456,700	BNP Paribas SA	04/22/19	2,276
USD	45,000	ARS	1,827,000	Deutsche Bank AG	04/25/19	4,121
EGP	1,636,445	USD	91,000	Citibank NA	04/30/19	2,561
USD	79,800	BRL	304,230	Citibank NA	05/03/19	2,253
USD	174,580	BRL	674,488	UBS AG	05/03/19	2,656
USD	115,000	ZAR	1,655,138	Citibank NA	05/14/19	873
USD	237,338	IDR	3,368,535,952	Citibank NA	05/29/19	3,161
USD	681,515	IDR	9,699,327,015	Deutsche Bank AG	05/29/19	7,228
USD	164,696	IDR	2,355,641,345	UBS AG	05/29/19	934
USD	849,201	COP	2,658,000,000	Credit Suisse International	05/30/19	18,170
USD	881,633	MXN	17,177,121	Barclays Bank plc	05/30/19	5,154
USD	918,835	ZAR	12,790,000	Deutsche Bank AG	05/30/19	38,718
USD	45,000	ARS	1,868,400	BNP Paribas SA	05/31/19	5,145
AUD	85,000	USD	59,958	HSBC Bank plc	06/19/19	485
AUD	81,000	USD	57,376	Morgan Stanley & Co. International plc	06/19/19	222
CAD	1,155,000	NOK	7,394,079	BNP Paribas SA	06/19/19	6,094
CAD	111,096	NZD	120,000	Citibank NA	06/19/19	1,453
EUR	1,145,000	MXN	25,018,479	BNP Paribas SA	06/19/19	20,315
JPY	47,279,037	CAD	572,000	Morgan Stanley & Co. International plc	06/19/19	357
JPY	1,146,942	NZD	15,056	Citibank NA	06/19/19	144
JPY	11,223,574	SEK	924,000	JPMorgan Chase Bank NA	06/19/19	1,920
JPY	7,408,197	SEK	609,874	Morgan Stanley & Co. International plc	06/19/19	1,269
JPY	25,449,642	USD	230,000	Citibank NA	06/19/19	1,050
JPY	25,670,932	USD	232,000	Morgan Stanley & Co. International plc	06/19/19	1,059
NZD	687,000	USD	467,191	Citibank NA	06/19/19	1,369
USD	385,808	EUR	341,000	BNP Paribas SA	06/19/19	724
USD	462,000	JPY	50,497,131	Standard Chartered Bank	06/19/19	3,551
USD	572,000	MXN	11,171,160	Goldman Sachs International	06/19/19	3,716
EGP	3,084,250	USD	169,000	Citibank NA	09/09/19	55
USD	1,504,520	EUR	1,160,000	Deutsche Bank AG	12/13/19	174,981
USD	1,514,264	EUR	1,160,000	Deutsche Bank AG	02/25/20	177,003
JPY	154,610,000	USD	1,432,635	JPMorgan Chase Bank NA	03/16/20	1,520
USD	1,543,322	JPY	154,610,000	HSBC Bank plc	03/16/20	109,166

						671,565

BRL	806,740	USD	209,000	BNP Paribas SA	04/02/19	(2,955)
BRL	426,903	USD	113,000	Goldman Sachs International	04/02/19	(3,967)
BRL	830,330	USD	215,000	HSBC Bank plc	04/02/19	(2,930)
BRL	4,399,069	USD	1,171,367	UBS AG	04/02/19	(47,823)
COP	347,872,000	USD	112,000	Citibank NA	04/05/19	(2,901)
KRW	123,199,613	USD	108,750	JPMorgan Chase Bank NA	04/05/19	(291)
CLP	301,117,743	USD	451,000	Natwest Markets plc	04/10/19	(8,501)
TRY	1,388,444	USD	252,000	BNP Paribas SA	04/10/19	(6,884)
USD	281,000	MXN	5,479,697	HSBC Bank plc	04/10/19	(947)
MXN	2,130,205	USD	110,000	Citibank NA	04/15/19	(483)
MXN	8,157,768	USD	421,479	HSBC Bank plc	04/15/19	(2,074)
CLP	78,119,500	USD	115,000	BNP Paribas SA	04/17/19	(201)
CLP	74,947,250	USD	113,000	Citibank NA	04/17/19	(2,862)
COP	455,904,000	USD	144,000	Natwest Markets plc	04/17/19	(1,126)
KRW	188,356,889	USD	167,000	Goldman Sachs International	04/17/19	(1,313)
KRW	67,692,000	USD	60,000	Morgan Stanley & Co. International plc	04/17/19	(455)
MXN	6,656,408	USD	343,000	Citibank NA	04/17/19	(893)
MXN	2,747,260	USD	142,000	HSBC Bank plc	04/17/19	(804)
TRY	649,230	USD	114,000	BNP Paribas SA	04/17/19	(65)
USD	280,274	IDR	4,036,924,838	Bank of America NA	04/17/19	(2,299)
USD	141,205	IDR	2,040,419,475	Citibank NA	04/17/19	(1,618)
USD	112,394	MXN	2,216,421	Citibank NA	04/17/19	(1,519)
USD	157,100	MXN	3,066,322	Goldman Sachs International	04/17/19	(494)
USD	228,000	TRY	1,307,534	BNP Paribas SA	04/17/19	(1,462)
USD	371,000	ZAR	5,412,383	BNP Paribas SA	04/17/19	(3,433)
USD	37,000	ZAR	537,374	JPMorgan Chase Bank NA	04/17/19	(176)
ZAR	9,248,921	USD	641,990	BNP Paribas SA	04/17/19	(2,142)
ZAR	3,004,063	USD	209,000	Citibank NA	04/17/19	(1,177)
ZAR	1,299,726	USD	90,010	Morgan Stanley & Co. International plc	04/17/19	(94)
ARS	1,480,500	USD	35,000	BNP Paribas SA	04/22/19	(1,741)
ARS	2,310,000	USD	56,000	Natwest Markets plc	04/25/19	(4,313)
BRL	2,503,674	USD	646,320	BNP Paribas SA	05/03/19	(8,145)

32

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	881,890	USD	229,000	Goldman Sachs International	05/03/19	$(4,210)
USD	112,394	BRL	448,677	Goldman Sachs International	05/03/19	(1,972)
USD	30,000	ZAR	436,968	Bank of America NA	05/14/19	(130)
ZAR	2,083,099	USD	145,000	BNP Paribas SA	05/14/19	(1,364)
USD	65,000	TRY	389,350	BNP Paribas SA	05/28/19	(1,038)
ARS	5,867,700	USD	141,000	BNP Paribas SA	05/30/19	(15,666)
ARS	3,350,400	USD	80,000	Deutsche Bank AG	05/30/19	(8,436)
COP	904,310,000	USD	286,991	Credit Suisse International	05/30/19	(4,256)
COP	1,188,855,000	USD	377,598	JPMorgan Chase Bank NA	05/30/19	(5,899)
COP	564,835,000	USD	179,370	UBS AG	05/30/19	(2,772)
MXN	7,216,054	USD	369,602	Barclays Bank plc	05/30/19	(1,396)
ZAR	6,109,958	USD	425,529	Bank of America NA	05/30/19	(5,085)
USD	35,000	TRY	211,225	Citibank NA	06/17/19	(329)
USD	65,000	TRY	391,300	JPMorgan Chase Bank NA	06/17/19	(447)
ARS	1,297,800	USD	28,000	BNP Paribas SA	06/18/19	(991)
ARS	4,998,900	USD	113,000	BNP Paribas SA	06/19/19	(9,110)
AUD	492,000	USD	349,992	HSBC Bank plc	06/19/19	(135)
BRL	6,422,823	USD	1,671,000	JPMorgan Chase Bank NA	06/19/19	(40,049)
EUR	341,000	USD	390,513	Morgan Stanley & Co. International plc	06/19/19	(5,430)
IDR	4,043,590,000	USD	281,000	Bank of America NA	06/19/19	(622)
IDR	4,023,920,000	USD	281,000	JPMorgan Chase Bank NA	06/19/19	(1,985)
MXN	25,080,817	EUR	1,145,000	JPMorgan Chase Bank NA	06/19/19	(17,144)
MXN	11,094,512	USD	572,000	Citibank NA	06/19/19	(7,615)
NOK	7,418,622	CAD	1,155,000	Toronto Dominion Bank	06/19/19	(3,240)
NZD	120,000	CAD	110,948	Goldman Sachs International	06/19/19	(1,343)
NZD	15,056	JPY	1,132,945	Bank of America NA	06/19/19	(17)
SEK	1,533,874	JPY	18,483,332	Citibank NA	06/19/19	(1,841)
USD	409,515	AUD	577,000	Deutsche Bank AG	06/19/19	(784)
USD	57,207	AUD	81,000	Goldman Sachs International	06/19/19	(391)
USD	468,355	NZD	687,000	Goldman Sachs International	06/19/19	(205)
EUR	1,160,000	USD	1,419,283	JPMorgan Chase Bank NA	12/13/19	(89,744)
EUR	1,160,000	USD	1,429,520	JPMorgan Chase Bank NA	02/25/20	(92,259)

						(441,993)

Net Unrealized Appreciation						$229,572

33

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note........................	164	04/26/19	USD	122.00	USD	16,400	$ 5,125
U.S. Treasury 10 Year Note........................	337	04/26/19	USD	122.50	USD	33,700	15,796

							$20,921

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up and In	Citibank NA	05/17/19	TRY	5.35	TRY	6.50	USD	15,000	$2,813

Put
USD Currency	Down and Out	BNP Paribas SA	04/26/19	TRY	21.00	TRY	5.35	USD	4,000	842

										$3,655

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	2,842	$376
AUD Currency	Bank of America NA	04/04/19	USD	0.72	AUD	238	173
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	660.00	USD	216	6,459
USD Currency	BNP Paribas SA	04/25/19	TRY	6.15	USD	352	7,413
AUD Currency	Morgan Stanley & Co. International plc	05/16/19	USD	0.72	AUD	320	1,692
EUR Currency	BNP Paribas SA	05/17/19	USD	1.15	EUR	175	378
GBP Currency	Bank of America NA	05/17/19	USD	1.35	GBP	214	1,579
USD Currency	Morgan Stanley & Co. International plc	05/20/19	KRW	1,140.00	USD	227	1,678

							19,748

Put
GBP Currency	Citibank NA	04/01/19	USD	1.25	GBP	4,562	25
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	2,842	29,232
USD Currency	Morgan Stanley & Co. International plc	04/04/19	KRW	1,105.00	USD	170	—
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	13.60	USD	434	5
USD Currency	Citibank NA	04/10/19	ZAR	13.60	USD	290	40
USD Currency	BNP Paribas SA	04/26/19	ZAR	14.40	USD	172	2,285
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.91	USD	201	3,172
USD Currency	JPMorgan Chase Bank NA	05/03/19	ZAR	13.40	USD	434	221
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.75	USD	691	2,123
USD Currency	Bank of America NA	05/10/19	BRL	3.78	USD	196	1,216

34

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank NA	05/10/19	ZAR	14.15	USD	218	2,131
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.30	USD	220	2,226
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.79	USD	194	1,674
GBP Currency	Barclays Bank plc	07/15/19	USD	1.25	GBP	4,562	57,957

							102,307

							$122,055

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund				Exercise Rate	Notional Amount (000)
	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date				Value
Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	1,335	$—

35

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and In	Morgan Stanley & Co. International plc	04/04/19	KRW	1,090.00	KRW	1,070.00	USD	255	$—

USD Currency	Down and Out	BNP Paribas SA	04/26/19	TRY	8.00	TRY	5.10	USD	5	(390)

										$(390)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	2,842	$(376)
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	14.90	USD	87	(191)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.79	USD	196	(5,786)
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	678.00	USD	325	(2,131)
USD Currency	Deutsche Bank AG	04/09/19	ZAR	14.90	USD	88	(370)
GBP Currency	Bank of America NA	04/17/19	USD	1.35	GBP	171	(524)
USD Currency	BNP Paribas SA	04/25/19	TRY	6.60	USD	492	(5,723)
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.75	USD	107	(895)
USD Currency	Citibank NA	05/10/19	ZAR	14.65	USD	145	(2,866)
USD Currency	Bank of America NA	05/10/19	BRL	4.00	USD	196	(2,089)
USD Currency	Citibank NA	05/16/19	ZAR	14.70	USD	145	(2,986)

							(23,937)

Put
GBP Currency	Barclays Bank plc	04/01/19	USD	1.25	GBP	4,562	(26)
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	2,842	(29,477)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.70	USD	196	(10)
USD Currency	Citibank NA	04/10/19	ZAR	13.15	USD	218	(1)
AUD Currency	Morgan Stanley & Co. International plc	04/17/19	USD	0.70	AUD	160	(285)
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.84	USD	287	(2,296)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.30	USD	691	(389)
USD Currency	Citibank NA	05/10/19	ZAR	13.70	USD	145	(398)
USD Currency	Bank of America NA	05/10/19	BRL	3.65	USD	196	(246)
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.69	USD	194	(616)
GBP Currency	Citibank NA	07/15/19	USD	1.25	GBP	4,562	(57,699)

							(91,443)

							$(115,380)

36

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	6,292	$32,684	$—	$32,684
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.11%	At Termination	03/15/24	EUR	9,146	64,590	—	64,590
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	1,900	(5,449)	—	(5,449)
1.30%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	9,146	(143,157)	—	(143,157)
UK Retail Price Index All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	6,292	(27,959)	—	(27,959)

							$(79,291)	$—	$(79,291)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A	03/20/20	GBP	21,500	$(11,306)	$—	$(11,306)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	22,534	979	—	979
2.33%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/29/21	USD	1,530	1,831	—	1,831
2.35%	Semi-Annual	3 month LIBOR	Quarterly	04/01/19(a)	04/01/21	USD	753	512	—	512
2.39%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19(a)	04/02/21	USD	230	—	—	—
3 month BA	Semi-Annual	1.81%	Semi-Annual	03/22/21(a)	03/22/22	CAD	40,035	(10,053)	—	(10,053)
6 month LIBOR	Semi-Annual	1.25%	Semi-Annual	03/22/21(a)	03/22/22	GBP	22,395	56,503	—	56,503
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	3,855	4,628	—	4,628
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	5,081	6,142	—	6,142
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A	02/02/24	MXN	7,278	4,764	—	4,764
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	5,230	3,549	—	3,549
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	1,733	(7,133)	—	(7,133)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	60	(728)	—	(728)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/11/25	USD	91	323	—	323
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/23/26	USD	125	(4,852)	—	(4,852)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/03/28	USD	152	(10,279)	—	(10,279)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A	12/24/28	USD	107	(4,775)	—	(4,775)
2.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/08/29	USD	489	(12,226)	—	(12,226)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A	01/08/29	USD	870	19,713	—	19,713
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/29/29	USD	89	(2,976)	—	(2,976)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/31/29	USD	101	(2,977)	—	(2,977)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A	02/26/29	USD	367	8,400	—	8,400
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A	03/19/29	USD	761	13,973	—	13,973
2.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A	03/22/29	USD	278	(3,080)	—	(3,080)
3 month LIBOR	Quarterly	2.45%	Semi-Annual	N/A	03/26/29	USD	520	526	—	526
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19(a)	04/02/29	USD	432	—	—	—
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19(a)	04/26/29	USD	216	17,655	—	17,655
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19(a)	04/26/29	USD	76	(5,422)	—	(5,422)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19(a)	04/26/29	USD	310	(23,006)	—	(23,006)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19(a)	06/12/29	USD	674	(29,803)	—	(29,803)

								$10,882	$—	$10,882

(a)	Forward Swap.

37

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	135	$(956)	$299	$(1,255)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	135	(1,032)	510	(1,542)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	142	3,761	5,936	(2,175)
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	150	5,320	5,063	257
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	640	22,701	21,600	1,101
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	2,497	88,585	78,176	10,409
Republic of Colombia	1.00%	Quarterly	Citibank NA	06/20/24	USD	1,090	4,070	10,644	(6,574)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,332	61,596	59,111	2,485
Republic of the Philippines	1.00%	Quarterly	Citibank NA	06/20/24	USD	1,046	(20,651)	(16,583)	(4,068)
Republic of Turkey	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	240	33,801	23,981	9,820
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/24	USD	285	40,140	28,224	11,916
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	151	21,200	15,164	6,036
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	42	5,863	4,205	1,658
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	268	37,802	27,020	10,782
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	168	1,591	2,946	(1,355)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	772	7,327	13,563	(6,236)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	1,240	11,772	22,505	(10,733)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	269	2,557	4,888	(2,331)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	150	(1,311)	1,764	(3,075)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	120	(1,049)	1,428	(2,477)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	230	(2,011)	2,915	(4,926)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	90	(787)	1,060	(1,847)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	100	(875)	1,176	(2,051)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8	479	456	23
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	8	(1,658)	–	(1,658)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	5	(1,009)	(20)	(989)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1,441)	(146)	(1,295)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	30	3,799	2,830	969

							$319,584	$318,715	$869

38

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	135	$956	$(345)	$1,301
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	135	1,033	(446)	1,479
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	7	(26)	(667)	641
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	—	—	(11)	11
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	60	75	(5,834)	5,909
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	18	23	(966)	989
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	37	(2,216)	(4,394)	2,178
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	32	(1,916)	(2,777)	861
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	40	(2,396)	(2,423)	27
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	60	(172)	(2,600)	2,428
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	120	(343)	(5,107)	4,764
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR	USD	10	(530)	(846)	316
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	30	(3,799)	(2,339)	(1,460)

								$(9,311)	$(28,755)	$19,444

(a) Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.

(b) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	470	$(12,990)	$—	$(12,990)
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	2,627	4,077	—	4,077
1 day BZDIOVER	At Termination	8.35%	At Termination	Goldman Sachs International	01/02/23	BRL	2,503	5,632	—	5,632
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	4,610	25,133	—	25,133
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	4,085	(38)	—	(38)
1 day BZDIOVER	At Termination	8.56%	At Termination	BNP Paribas SA	01/02/25	BRL	2,010	1,124	—	1,124
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	672	3,518	—	3,518
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	541	(2,016)	—	(2,016)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	271	(1,073)	—	(1,073)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	864	(3,542)	—	(3,542)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,395	14,272	—	14,272
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	122	(548)	—	(548)

								$33,549	$—	$33,549

39

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52%
3 month BA	3 month Canadian Bankers Acceptances	2.02%
3 month LIBOR	London Interbank Offered Rate	2.60%
6 month LIBOR GBP	London Interbank Offered Rate	0.95%

40

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Glossary of Terms Used in this Report

Currency

ARS — Argentine Peso

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NGN — Nigerian Naira

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ABS — Asset-Backed Security

CDO — Variable Rate Demand Notes

CDO — Collateralized Debt Obligation

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

CSMC — Credit Suisse Mortgage Capital

CWABS — Countrywide Asset-Backed Certificates

DAC — Designated Activity Company

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

PIK — Pay-In-Kind

RB — Revenue Bonds

REMIC — Real Estate Mortgage Investment Conduit

S&P — Standard & Poor’s

TBA — To-be-announced

41

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$45,029,983	$4,050,613	$49,080,596
Corporate Bonds:
Aerospace & Defense	—	8,141,926	—	8,141,926
Air Freight & Logistics	—	2,994,106	—	2,994,106
Airlines	—	1,510,498	—	1,510,498
Auto Components	—	422,937	—	422,937
Automobiles	—	4,095,889	—	4,095,889
Banks	—	45,069,850	—	45,069,850
Beverages	—	2,952,293	—	2,952,293

42

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Biotechnology	$—	$3,406,734	$—	$3,406,734
Building Products	—	326,068	—	326,068
Capital Markets	—	11,837,752	865,756	12,703,508
Chemicals	—	2,279,202	—	2,279,202
Commercial Services & Supplies	—	1,407,532	—	1,407,532
Communications Equipment	—	158,510	—	158,510
Consumer Finance	—	10,461,196	—	10,461,196
Containers & Packaging	—	200,847	—	200,847
Diversified Consumer Services	—	692,671	—	692,671
Diversified Financial Services	—	1,665,459	—	1,665,459
Diversified Telecommunication Services	—	7,206,237	—	7,206,237
Electric Utilities	—	13,951,966	—	13,951,966
Electrical Equipment	—	117,555	—	117,555
Electronic Equipment, Instruments & Components	—	535,811	—	535,811
Energy Equipment & Services	—	1,030,707	—	1,030,707
Entertainment	—	2,010,160	—	2,010,160
Equity Real Estate Investment Trusts(REITs)	—	1,945,119	—	1,945,119
Food & Staples Retailing	—	1,640,771	—	1,640,771
Food Products	—	1,147,182	—	1,147,182
Gas Utilities	—	366,519	—	366,519
Health Care Equipment & Supplies	—	4,692,872	—	4,692,872
Health Care Providers & Services	—	8,850,922	—	8,850,922
Hotels, Restaurants & Leisure	—	810,161	—	810,161
Industrial Conglomerates	—	70,475	—	70,475
Insurance	—	3,011,416	—	3,011,416
Internet & Direct Marketing Retail	—	224,725	—	224,725
IT Services	—	2,289,562	—	2,289,562
Life Sciences Tools & Services	—	949,873	—	949,873
Media	—	7,790,749	—	7,790,749
Metals & Mining	—	1,600,336	—	1,600,336
Multi-Utilities	—	643,798	—	643,798
Oil, Gas & Consumable Fuels	—	24,473,185	—	24,473,185
Paper & Forest Products	—	893,119	—	893,119
Pharmaceuticals	—	8,482,630	—	8,482,630
Road & Rail	—	4,101,728	—	4,101,728
Semiconductors & Semiconductor Equipment	—	9,206,130	—	9,206,130
Software	—	4,072,107	—	4,072,107
Specialty Retail	—	602,564	—	602,564
Technology Hardware, Storage & Peripherals	—	1,821,285	—	1,821,285
Thrifts & Mortgage Finance	—	326,502	—	326,502
Tobacco	—	2,821,241	—	2,821,241
Trading Companies & Distributors	—	58,816	—	58,816
Wireless Telecommunication Services	—	2,864,172	—	2,864,172
Floating Rate Loan Interests:

43

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Banks	$—	$—	$406,764	$406,764
Capital Markets	—	—	169,238	169,238
Construction Materials	—	131,801	—	131,801
Diversified Financial Services	—	—	1,253,554	1,253,554
Gas Utilities	—	128,487	—	128,487
Thrifts & Mortgage Finance	—	—	1,433,033	1,433,033
Foreign Agency Obligations	—	2,848,877	—	2,848,877
Foreign Government Obligations	—	18,514,925	—	18,514,925
Municipal Bonds	—	28,968,981	—	28,968,981
Non-Agency Mortgage-Backed Securities	—	24,267,118	2,164,508	26,431,626
Preferred Securities	—	1,018,962	—	1,018,962
U.S. Government Sponsored Agency Securities	—	241,650,524	—	241,650,524
U.S. Treasury Obligations	—	72,975,514	—	72,975,514
Short-Term Securities:
Borrowed Bond Agreements	—	5,691,953	—	5,691,953
Foreign Government Obligations	—	759,484	—	759,484
Money Market Funds	25,122,633	—	—	25,122,633
Options Purchased:
Foreign currency exchange contracts	—	125,710	—	125,710
Interest rate contracts	20,921	—	—	20,921
Liabilities:
Borrowed Bonds	—	(5,641,340)	—	(5,641,340)
TBA Sale Commitments	—	(107,371,965)	—	(107,371,965)
Investments Sold Short
Foreign Agency Obligations	—	(24,096)	—	(24,096)

	$25,143,554	$547,308,783	$10,343,466	$582,795,803

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$76,360	$—	$76,360
Foreign currency exchange contracts	—	671,565	—	671,565
Interest rate contracts	1,986,192	193,254	—	2,179,446
Other contracts	—	97,274	—	97,274
Liabilities:
Credit contracts	—	(56,047)	—	(56,047)
Foreign currency exchange contracts	—	(557,763)	—	(557,763)
Interest rate contracts	(416,544)	(148,823)	—	(565,367)
Other contracts	—	(176,565)	—	(176,565)

	$1,569,648	$99,255	$—	$1,668,903

(a)

Derivative financial instruments are swaps, futures contracts,forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

44

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of December 31, 2018	$1,026,437	$894,031	$3,465,229	$3,137,920	$81,630	$8,605,247
Transfers into Level	2,043,986	—	—	46,500	—	2,090,486
Transfers out of Level 3	(20,381)	—	—	(24,863)	(81,630)	(126,874)
Other(a)	808,298	—	—	(808,298)	—	—
Accrued discounts/premiums	1,540	—	—	9,675	—	11,215
Net realized gain (loss)	31,976	—	186	17,259	—	49,421
Net change in unrealized appreciation (depreciation)(b)	40,409	—	(10,970)	(10,968)	—	18,471
Purchases	479,927	—	116,118	—	—	596,045
Sales	(361,579)	(28,275)	(307,974)	(202,717)	—	(900,545)

Closing Balance, as of March 31, 2019	$4,050,613	$865,756	$3,262,589	$2,164,508	$—	$10,343,466

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$37,267	$—	$(10,970)	$(11,068)	$—	$15,229

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based onunobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

45